Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 1, 2021

Appendix:

Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Global Opportunity Portfolio Class III Division (1)
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock 60/40 Target Allocation Class III Division
BlackRock Advantage U.S. Total Market Class III Division
BlackRock Global Allocation Class III Division
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Portfolio Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Diversified Balanced Class 1 Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Balanced Volatility Control Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Growth Volatility Control Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
DWS Alternative Asset Allocation Class B Division
DWS Equity 500 Index Class B2 Division
DWS Small Mid Cap Value Class B Division	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division
Franklin Global Real Estate VIP Class 2 Division
Franklin Income VIP Class 4 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division
Invesco Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Oppenheimer Main Street Small Cap Series II Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Intrinsic Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division
Neuberger Berman AMT Sustainable Equity Class S Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy Class M Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division

PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
VanEck Global Hard Assets Class S Division
EQ Convertible Securities Class IB Division
EQ GAMCO Small Company Value Class IB Division
EQ Micro Cap Class IB Division
EQ SmartBeta Equity Class IB Division
EQ Socially Responsible Class IB Division
Fidelity VIP Freedom 2020 Service Class 2 Division
Fidelity VIP Freedom 2030 Service Class 2 Division
Fidelity VIP Freedom 2040 Service Class 2 Division
Fidelity VIP Freedom 2050 Service Class 2 Division
Franklin U.S. Government Fund Class 2 Division
Janus Henderson Global Technology and Innovation Service Shares Division (2)	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 7, 2019 (commencement of operations) through December 31, 2019
Invesco Oppenheimer Discovery Mid Cap Growth Series I Division	For the period from April 30, 2020 (commencement of operations) through December 31, 2020

MidCap Class 2 Division	For the period from June 8, 2020 (commencement of operations) through December 31, 2020
(1)Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(2)Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$5,354,127	$4,034,059	$746,528	$1,923,603
Total assets	5,354,127	4,034,059	746,528	1,923,603
Total liabilities	—	—	—	—
Net assets	$5,354,127	$4,034,059	$746,528	$1,923,603

Net assets
Applicable to accumulation units	$5,354,127	$4,034,059	$746,528	$1,923,603
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,354,127	$4,034,059	$746,528	$1,923,603

Investments in shares of mutual funds, at cost	$3,249,641	$4,337,019	$677,886	$1,367,444

Shares of mutual funds owned	186,166	231,976	50,957	99,824

Accumulation units outstanding	76,980	255,696	55,465	82,588
Annuitized units outstanding	—	—	—	—
Total units outstanding	76,980	255,696	55,465	82,588

Statements of Operations
Year ended December 31, 2020
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$39,765	$77,620	$—

Expenses:
Mortality and expense risks	56,544	46,392	4,251	20,966
Administrative charges	6,786	5,439	919	2,516
Separate account rider charges	332	3,098	—	—
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	543,884	(286,663)	(591)	57,548
Capital gains distributions	299,909	182,020	10,987	188,397
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945

Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525

Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988

Net increase (decrease) in net assets resulting from operations	$1,989,263	$(66,091)	$76,247	$584,988

(1) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$10,099,066	$34,239,493	$7,961,152	$4,749,455
Total assets	10,099,066	34,239,493	7,961,152	4,749,455
Total liabilities	—	—	—	—
Net assets	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Net assets
Applicable to accumulation units	$10,099,066	$34,239,493	$7,961,152	$4,749,455
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Investments in shares of mutual funds, at cost	$8,601,453	$31,751,516	$7,571,749	$3,123,220

Shares of mutual funds owned	982,399	3,087,420	387,027	172,833

Accumulation units outstanding	366,965	2,369,843	297,808	109,716
Annuitized units outstanding	—	—	—	—
Total units outstanding	366,965	2,369,843	297,808	109,716

Statements of Operations
Year ended December 31, 2020
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$178,545	$420,213	$124,805	$—

Expenses:
Mortality and expense risks	104,417	387,699	94,310	49,515
Administrative charges	3,328	46,706	10,765	1,981
Separate account rider charges	—	170	4,157	—
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	340,659	(94,748)	(58,688)	449,576
Capital gains distributions	463,500	—	—	358,158
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734

Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013

Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251

Net increase (decrease) in net assets resulting from operations	$933,631	$2,286,175	$(110,267)	$1,601,251

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$28,314,877	$13,252,130	$2,678,926	$10,078,486
Total assets	28,314,877	13,252,130	2,678,926	10,078,486
Total liabilities	—	—	—	—
Net assets	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Net assets
Applicable to accumulation units	$28,314,877	$13,252,130	$2,678,926	$10,078,486
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Investments in shares of mutual funds, at cost	$17,492,209	$8,877,600	$2,330,366	$8,904,104

Shares of mutual funds owned	1,058,500	1,184,283	102,210	386,742

Accumulation units outstanding	566,283	509,027	177,881	768,977
Annuitized units outstanding	—	—	—	—
Total units outstanding	566,283	509,027	177,881	768,977

Statements of Operations
Year ended December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$—	$261,119	$41,139	$130,074

Expenses:
Mortality and expense risks	331,687	144,375	31,506	61,046
Administrative charges	39,807	6,918	3,515	12,733
Separate account rider charges	3,902	—	5,555	—
Net investment income (loss)	(375,396)	109,826	563	56,295

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,937,155	694,456	9,255	(1,737)
Capital gains distributions	2,654,827	303,136	11,616	39,943
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206

Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657

Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158

Net increase (decrease) in net assets resulting from operations	$10,277,561	$(72,986)	$236,337	$956,158

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,562,772	$8,605,824	$1,930,181	$2,381,994
Total assets	3,562,772	8,605,824	1,930,181	2,381,994
Total liabilities	—	—	—	—
Net assets	$3,562,772	$8,605,824	$1,930,181	$2,381,994

Net assets
Applicable to accumulation units	$3,562,772	$8,605,824	$1,930,181	$2,381,994
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,562,772	$8,605,824	$1,930,181	$2,381,994

Investments in shares of mutual funds, at cost	$3,360,415	$7,945,344	$1,422,128	$1,851,250

Shares of mutual funds owned	251,786	612,079	61,159	75,213

Accumulation units outstanding	240,562	684,293	115,624	155,897
Annuitized units outstanding	—	—	—	—
Total units outstanding	240,562	684,293	115,624	155,897

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$54,877	$116,036	$2,537	$1,936

Expenses:
Mortality and expense risks	38,613	50,346	19,228	11,449
Administrative charges	4,026	10,325	1,816	2,417
Separate account rider charges	4,889	—	849	—
Net investment income (loss)	7,349	55,365	(19,356)	(11,930)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(126,067)	(189,601)	39,750	(4,885)
Capital gains distributions	36,886	82,982	94,702	93,554
Total realized gains (losses) on investments	(89,181)	(106,619)	134,452	88,669

Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	309,690	401,380

Net gains (losses) on investments	195,393	587,042	424,786	478,119

Net increase (decrease) in net assets resulting from operations	$195,393	$587,042	$424,786	$478,119

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,308,880	$4,548,547	$3,934,101	$287,017
Total assets	1,308,880	4,548,547	3,934,101	287,017
Total liabilities	—	—	—	—
Net assets	$1,308,880	$4,548,547	$3,934,101	$287,017

Net assets
Applicable to accumulation units	$1,308,880	$4,548,547	$3,934,101	$287,017
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,308,880	$4,548,547	$3,934,101	$287,017

Investments in shares of mutual funds, at cost	$1,357,562	$4,343,960	$3,136,710	$273,106

Shares of mutual funds owned	136,200	338,182	229,930	26,116

Accumulation units outstanding	105,566	377,179	241,002	25,767
Annuitized units outstanding	—	—	—	—
Total units outstanding	105,566	377,179	241,002	25,767

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$102,481	$40,912	$23,012	$3,091

Expenses:
Mortality and expense risks	14,442	21,137	21,099	1,922
Administrative charges	578	4,388	4,371	380
Separate account rider charges	—	—	—	—
Net investment income (loss)	87,461	15,387	(2,458)	789

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(20,913)	(21,676)	108,534	(2,481)
Capital gains distributions	—	106,540	143,092	2,105
Total realized gains (losses) on investments	(20,913)	84,864	251,626	(376)

Change in net unrealized appreciation (depreciation)
of investments	745	110,394	656,187	5,663

Net gains (losses) on investments	67,293	210,645	905,355	6,076

Net increase (decrease) in net assets resulting from operations	$67,293	$210,645	$905,355	$6,076

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Assets
Investments in shares of mutual funds, at fair value	$2,113,167	$3,683,827	$1,574,772	$1,853,602
Total assets	2,113,167	3,683,827	1,574,772	1,853,602
Total liabilities	—	—	—	—
Net assets	$2,113,167	$3,683,827	$1,574,772	$1,853,602

Net assets
Applicable to accumulation units	$2,113,167	$3,683,827	$1,574,772	$1,853,602
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,113,167	$3,683,827	$1,574,772	$1,853,602

Investments in shares of mutual funds, at cost	$1,626,132	$2,826,610	$1,364,898	$1,841,799

Shares of mutual funds owned	67,621	118,680	115,368	105,920

Accumulation units outstanding	136,917	266,160	119,284	124,386
Annuitized units outstanding	—	—	—	—
Total units outstanding	136,917	266,160	119,284	124,386

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Net investment income (loss)
Investment income:
Dividends	$1,262	$965	$20,562	$24,280

Expenses:
Mortality and expense risks	21,310	18,982	8,036	8,665
Administrative charges	2,089	3,920	1,661	1,748
Separate account rider charges	463	—	304	—
Net investment income (loss)	(22,600)	(21,937)	10,561	13,867

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	35,448	(3,731)	25,771	(57,011)
Capital gains distributions	18,618	27,015	2,365	155,810
Total realized gains (losses) on investments	54,066	23,284	28,136	98,799

Change in net unrealized appreciation (depreciation)
of investments	329,663	649,385	151,377	113,119

Net gains (losses) on investments	361,129	650,732	190,074	225,785

Net increase (decrease) in net assets resulting from operations	$361,129	$650,732	$190,074	$225,785

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$2,355,927	$664,143	$12,757,700	$2,092,599
Total assets	2,355,927	664,143	12,757,700	2,092,599
Total liabilities	—	—	—	—
Net assets	$2,355,927	$664,143	$12,757,700	$2,092,599

Net assets
Applicable to accumulation units	$2,355,927	$664,143	$12,757,700	$2,092,599
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,355,927	$664,143	$12,757,700	$2,092,599

Investments in shares of mutual funds, at cost	$2,091,942	$600,951	$7,994,579	$1,851,775

Shares of mutual funds owned	144,624	33,475	375,779	22,357

Accumulation units outstanding	178,003	57,345	187,570	190,066
Annuitized units outstanding	—	—	—	—
Total units outstanding	178,003	57,345	187,570	190,066

Statements of Operations
Year ended December 31, 2020
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$26,942	$2,635	$6,861	$56,506

Expenses:
Mortality and expense risks	19,701	4,106	128,641	9,511
Administrative charges	2,941	783	15,439	2,274
Separate account rider charges	1,515	—	5,311	—
Net investment income (loss)	2,785	(2,254)	(142,530)	44,721

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,553	(34,631)	1,026,629	(34,595)
Capital gains distributions	128,810	—	1,097,936	—
Total realized gains (losses) on investments	146,363	(34,631)	2,124,565	(34,595)

Change in net unrealized appreciation (depreciation)
of investments	174,354	92,186	3,469,118	194,705

Net gains (losses) on investments	323,502	55,301	5,451,153	204,831

Net increase (decrease) in net assets resulting from operations	$323,502	$55,301	$5,451,153	$204,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$3,584,487	$3,974,448	$6,061,649	$3,566,369
Total assets	3,584,487	3,974,448	6,061,649	3,566,369
Total liabilities	—	—	—	—
Net assets	$3,584,487	$3,974,448	$6,061,649	$3,566,369

Net assets
Applicable to accumulation units	$3,584,487	$3,974,448	$6,061,649	$3,566,369
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,584,487	$3,974,448	$6,061,649	$3,566,369

Investments in shares of mutual funds, at cost	$3,558,620	$3,379,651	$5,313,549	$2,942,555

Shares of mutual funds owned	62,699	44,377	50,092	103,493

Accumulation units outstanding	310,448	296,984	461,991	199,246
Annuitized units outstanding	—	—	—	—
Total units outstanding	310,448	296,984	461,991	199,246

Statements of Operations
Year ended December 31, 2020
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$73,343	$33,571	$61,991	$—

Expenses:
Mortality and expense risks	14,411	19,986	34,526	15,769
Administrative charges	3,474	4,274	6,948	3,462
Separate account rider charges	—	—	—	—
Net investment income (loss)	55,458	9,311	20,517	(19,231)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,749	(124,303)	(110,689)	3,098
Capital gains distributions	—	187,744	181,924	247,000
Total realized gains (losses) on investments	18,749	63,441	71,235	250,098

Change in net unrealized appreciation (depreciation)
of investments	32,384	631,363	713,572	668,132

Net gains (losses) on investments	106,591	704,115	805,324	898,999

Net increase (decrease) in net assets resulting from operations	$106,591	$704,115	$805,324	$898,999

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$3,665,703	$1,277,491	$122,021,480	$1,198,166
Total assets	3,665,703	1,277,491	122,021,480	1,198,166
Total liabilities	—	—	—	—
Net assets	$3,665,703	$1,277,491	$122,021,480	$1,198,166

Net assets
Applicable to accumulation units	$3,665,703	$1,277,491	$122,021,480	$1,198,166
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,665,703	$1,277,491	$122,021,480	$1,198,166

Investments in shares of mutual funds, at cost	$3,624,363	$1,181,433	$113,822,031	$1,181,546

Shares of mutual funds owned	366,204	79,545	10,042,920	119,816

Accumulation units outstanding	331,229	111,575	5,323,369	113,076
Annuitized units outstanding	—	—	—	—
Total units outstanding	331,229	111,575	5,323,369	113,076

Statements of Operations
Year ended December 31, 2020
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net investment income (loss)
Investment income:
Dividends	$34,656	$3,314	$4,213,070	$10,904

Expenses:
Mortality and expense risks	14,242	7,272	1,411,527	7,322
Administrative charges	2,162	1,428	117,145	926
Separate account rider charges	97	—	25,046	87
Net investment income (loss)	18,155	(5,386)	2,659,352	2,569

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,045	(81,202)	1,391,012	2,970
Capital gains distributions	—	42,569	—	—
Total realized gains (losses) on investments	3,045	(38,633)	1,391,012	2,970

Change in net unrealized appreciation (depreciation)
of investments	31,540	165,981	4,884,040	14,984

Net gains (losses) on investments	52,740	121,962	8,934,404	20,523

Net increase (decrease) in net assets resulting from operations	$52,740	$121,962	$8,934,404	$20,523

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,264,323	$23,344,438	$979,709,272	$185,111,899
Total assets	2,264,323	23,344,438	979,709,272	185,111,899
Total liabilities	—	—	—	—
Net assets	$2,264,323	$23,344,438	$979,709,272	$185,111,899

Net assets
Applicable to accumulation units	$2,264,323	$23,344,438	$979,709,272	$185,111,899
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,264,323	$23,344,438	$979,709,272	$185,111,899

Investments in shares of mutual funds, at cost	$2,404,554	$20,778,159	$785,763,748	$154,951,169

Shares of mutual funds owned	66,637	1,327,897	55,633,689	13,561,311

Accumulation units outstanding	146,639	1,771,177	49,272,855	12,732,693
Annuitized units outstanding	—	—	—	—
Total units outstanding	146,639	1,771,177	49,272,855	12,732,693

Statements of Operations
Year ended December 31, 2020
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$20,265	$531,180	$19,488,241	$3,258,357

Expenses:
Mortality and expense risks	24,412	271,362	11,798,745	2,150,245
Administrative charges	2,653	10,339	1,416,015	259,674
Separate account rider charges	1,527	—	298,230	65,426
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(149,592)	339,106	34,745,478	3,142,667
Capital gains distributions	115,541	788,024	32,600,093	6,555,519
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186

Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915

Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113

Net increase (decrease) in net assets resulting from operations	$(136,005)	$2,499,204	$97,698,696	$17,349,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197
Total assets	184,530,132	3,852,815,540	378,169,396	995,441,197
Total liabilities	—	—	—	—
Net assets	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

Net assets
Applicable to accumulation units	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

Investments in shares of mutual funds, at cost	$165,067,128	$2,903,458,075	$305,492,654	$876,985,351

Shares of mutual funds owned	14,881,462	191,206,726	26,390,049	78,504,826

Accumulation units outstanding	14,823,180	172,151,267	24,557,963	77,836,265
Annuitized units outstanding	—	—	—	—
Total units outstanding	14,823,180	172,151,267	24,557,963	77,836,265

Statements of Operations
Year ended December 31, 2020
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,520,526	$69,979,757	$6,245,076	$13,064,061

Expenses:
Mortality and expense risks	2,007,709	45,227,001	4,297,280	10,574,120
Administrative charges	240,953	5,427,874	522,876	1,269,042
Separate account rider charges	—	777,556	131,859	—
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	755,696	143,182,619	6,631,743	1,943,961
Capital gains distributions	1,966,427	120,848,424	16,167,753	13,740,164
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125

Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944

Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968

Net increase (decrease) in net assets resulting from operations	$12,481,671	$418,746,502	$39,301,253	$71,410,968

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Assets
Investments in shares of mutual funds, at fair value	$323,480,598	$104,698,731	$48,920	$2,860,509
Total assets	323,480,598	104,698,731	48,920	2,860,509
Total liabilities	—	—	—	—
Net assets	$323,480,598	$104,698,731	$48,920	$2,860,509

Net assets
Applicable to accumulation units	$323,480,598	$104,698,731	$48,920	$2,860,509
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$323,480,598	$104,698,731	$48,920	$2,860,509

Investments in shares of mutual funds, at cost	$285,545,073	$75,367,902	$46,043	$2,310,264

Shares of mutual funds owned	21,827,301	5,891,882	3,576	114,512

Accumulation units outstanding	21,807,381	3,407,254	4,666	171,287
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,807,381	3,407,254	4,666	171,287

Statements of Operations
Year ended December 31, 2020
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net investment income (loss)
Investment income:
Dividends	$5,720,398	$2,481,197	$1,056	$31,481

Expenses:
Mortality and expense risks	3,641,156	1,130,220	504	22,456
Administrative charges	436,990	73,123	66	3,697
Separate account rider charges	51,033	3,777	—	—
Net investment income (loss)	1,591,219	1,274,077	486	5,328

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,064,222	4,062,681	(131)	14,919
Capital gains distributions	5,078,896	—	—	139,801
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720

Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783

Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831

Net increase (decrease) in net assets resulting from operations	$27,927,594	$13,219,693	$1,915	$405,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$1,307,186	$180,811	$130,971	$92,943
Total assets	1,307,186	180,811	130,971	92,943
Total liabilities	—	—	—	—
Net assets	$1,307,186	$180,811	$130,971	$92,943

Net assets
Applicable to accumulation units	$1,307,186	$180,811	$130,971	$92,943
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,307,186	$180,811	$130,971	$92,943

Investments in shares of mutual funds, at cost	$1,404,345	$161,753	$115,576	$90,695

Shares of mutual funds owned	109,023	11,575	2,057	6,735

Accumulation units outstanding	106,610	12,006	11,082	5,734
Annuitized units outstanding	—	—	—	—
Total units outstanding	106,610	12,006	11,082	5,734

Statements of Operations
Year ended December 31, 2020
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net investment income (loss)
Investment income:
Dividends	$14,419	$1,954	$809	$20

Expenses:
Mortality and expense risks	12,991	353	411	117
Administrative charges	1,801	74	103	25
Separate account rider charges	602	—	—	—
Net investment income (loss)	(975)	1,527	295	(122)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(165,416)	308	(77)	(38)
Capital gains distributions	106,112	6,687	2,689	7,644
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606

Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657

Net gains (losses) on investments	(38,298)	27,578	17,363	10,141

Net increase (decrease) in net assets resulting from operations	$(38,298)	$27,578	$17,363	$10,141

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$315,855	$170,305	$215,747,754	$8,453,919
Total assets	315,855	170,305	215,747,754	8,453,919
Total liabilities	—	—	—	—
Net assets	$315,855	$170,305	$215,747,754	$8,453,919

Net assets
Applicable to accumulation units	$315,855	$170,305	$215,581,402	$8,453,919
Applicable to contracts in annuitization period	—	—	166,352	—
Total net assets	$315,855	$170,305	$215,747,754	$8,453,919

Investments in shares of mutual funds, at cost	$291,886	$153,257	$176,298,008	$7,582,229

Shares of mutual funds owned	19,953	10,598	7,559,486	299,148

Accumulation units outstanding	26,449	12,812	10,277,560	614,005
Annuitized units outstanding	—	—	13,225	—
Total units outstanding	26,449	12,812	10,290,785	614,005

Statements of Operations
Year ended December 31, 2020
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,679	$1,107	$4,003,072	$124,511

Expenses:
Mortality and expense risks	1,611	570	2,452,445	55,620
Administrative charges	327	87	209,990	10,787
Separate account rider charges	—	—	10,650	—
Net investment income (loss)	(259)	450	1,329,987	58,104

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,746)	243	12,791,452	14,906
Capital gains distributions	1,509	4,678	5,837,973	208,023
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929

Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192

Net gains (losses) on investments	18,872	21,587	10,187,452	366,225

Net increase (decrease) in net assets resulting from operations	$18,872	$21,587	$10,187,452	$366,225

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$39,478,781	$58,574,783	$27,559,853	$484,125
Total assets	39,478,781	58,574,783	27,559,853	484,125
Total liabilities	—	—	—	—
Net assets	$39,478,781	$58,574,783	$27,559,853	$484,125

Net assets
Applicable to accumulation units	$39,478,781	$58,574,783	$27,559,853	$484,125
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$39,478,781	$58,574,783	$27,559,853	$484,125

Investments in shares of mutual funds, at cost	$25,657,303	$41,437,983	$24,837,486	$431,409

Shares of mutual funds owned	824,364	1,253,473	1,188,950	32,448

Accumulation units outstanding	846,953	1,808,593	1,069,315	39,512
Annuitized units outstanding	—	—	—	—
Total units outstanding	846,953	1,808,593	1,069,315	39,512

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$54,398	$41,698	$409,928	$4,568

Expenses:
Mortality and expense risks	455,329	610,419	316,224	2,041
Administrative charges	18,215	78,418	21,872	510
Separate account rider charges	—	8,109	2,731	—
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,854,924	3,418,045	(197,540)	3,164
Capital gains distributions	191,832	281,931	1,210,722	12,660
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824

Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873

Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714

Net increase (decrease) in net assets resulting from operations	$9,322,864	$13,259,361	$1,186,734	$64,714

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,165,613	$1,398,414	$444,396	$41,879,734
Total assets	1,165,613	1,398,414	444,396	41,879,734
Total liabilities	—	—	—	—
Net assets	$1,165,613	$1,398,414	$444,396	$41,879,734

Net assets
Applicable to accumulation units	$1,165,613	$1,398,414	$444,396	$41,879,734
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,165,613	$1,398,414	$444,396	$41,879,734

Investments in shares of mutual funds, at cost	$1,053,318	$1,173,953	$379,769	$41,879,734

Shares of mutual funds owned	69,672	54,202	19,065	41,879,734

Accumulation units outstanding	92,218	106,731	33,901	9,085,860
Annuitized units outstanding	—	—	—	—
Total units outstanding	92,218	106,731	33,901	9,085,860

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$9,630	$9,171	$2,770	$111,500

Expenses:
Mortality and expense risks	3,738	5,782	1,661	424,816
Administrative charges	935	1,446	416	33,920
Separate account rider charges	—	—	—	14,508
Net investment income (loss)	4,957	1,943	693	(361,744)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,046	721	4,529	—
Capital gains distributions	18,402	39,309	7,357	—
Total realized gains (losses) on investments	22,448	40,030	11,886	—

Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—

Net gains (losses) on investments	135,859	239,983	72,307	(361,744)

Net increase (decrease) in net assets resulting from operations	$135,859	$239,983	$72,307	$(361,744)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$14,427,275	$18,556,377	$15,107,861	$111,365
Total assets	14,427,275	18,556,377	15,107,861	111,365
Total liabilities	—	—	—	—
Net assets	$14,427,275	$18,556,377	$15,107,861	$111,365

Net assets
Applicable to accumulation units	$14,427,275	$18,556,377	$15,107,861	$111,365
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,427,275	$18,556,377	$15,107,861	$111,365

Investments in shares of mutual funds, at cost	$14,427,275	$11,373,504	$9,620,347	$98,818

Shares of mutual funds owned	14,427,275	181,179	150,207	2,909

Accumulation units outstanding	1,445,096	489,287	300,707	6,676
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,445,096	489,287	300,707	6,676

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$24,483	$9,791	$5,529	$503

Expenses:
Mortality and expense risks	109,097	197,755	164,578	845
Administrative charges	19,128	7,911	19,752	—
Separate account rider charges	—	—	7,395	—
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,481,135	603,990	(98)
Capital gains distributions	—	1,506,782	1,269,583	—
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)

Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555

Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115

Net increase (decrease) in net assets resulting from operations	$(103,742)	$5,655,864	$4,596,458	$16,115

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$27,511,468	$24,168,816	$1,469,160	$1,966,380
Total assets	27,511,468	24,168,816	1,469,160	1,966,380
Total liabilities	—	—	—	—
Net assets	$27,511,468	$24,168,816	$1,469,160	$1,966,380

Net assets
Applicable to accumulation units	$27,511,468	$24,168,816	$1,469,160	$1,966,380
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,511,468	$24,168,816	$1,469,160	$1,966,380

Investments in shares of mutual funds, at cost	$23,000,498	$17,662,964	$1,621,096	$1,968,953

Shares of mutual funds owned	737,771	920,717	103,389	127,274

Accumulation units outstanding	1,122,528	1,098,848	132,892	181,862
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,122,528	1,098,848	132,892	181,862

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$92,481	$47,883	$42,834	$93,142

Expenses:
Mortality and expense risks	256,732	267,946	11,824	9,889
Administrative charges	34,487	32,683	1,948	2,470
Separate account rider charges	10,670	1,625	13	—
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(914,651)	1,320,493	(19,915)	(36,039)
Capital gains distributions	—	96,524	137,603	1,341
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)

Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)

Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430

Net increase (decrease) in net assets resulting from operations	$3,691,490	$2,902,928	$(93,214)	$15,430

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$4,138,602	$3,501,039	$2,388,545	$11,871,914
Total assets	4,138,602	3,501,039	2,388,545	11,871,914
Total liabilities	—	—	—	—
Net assets	$4,138,602	$3,501,039	$2,388,545	$11,871,914

Net assets
Applicable to accumulation units	$4,138,602	$3,501,039	$2,388,545	$11,871,914
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,138,602	$3,501,039	$2,388,545	$11,871,914

Investments in shares of mutual funds, at cost	$3,587,601	$3,791,812	$2,386,350	$10,891,887

Shares of mutual funds owned	141,636	241,451	197,727	689,026

Accumulation units outstanding	270,325	132,174	228,148	365,516
Annuitized units outstanding	—	—	—	—
Total units outstanding	270,325	132,174	228,148	365,516

Statements of Operations
Year ended December 31, 2020
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$43,076	$48,792	$23,025	$66,113

Expenses:
Mortality and expense risks	25,907	40,365	7,298	128,640
Administrative charges	4,923	4,699	1,823	15,242
Separate account rider charges	—	1,943	—	2,957
Net investment income (loss)	12,246	1,785	13,904	(80,726)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(50,977)	(359,076)	(1,109)	(373,352)
Capital gains distributions	186,394	207,527	—	167,929
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)

Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928

Net gains (losses) on investments	597,376	37,174	14,668	711,779

Net increase (decrease) in net assets resulting from operations	$597,376	$37,174	$14,668	$711,779

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,798,221	$165,897	$5,730,201	$673,126
Total assets	1,798,221	165,897	5,730,201	673,126
Total liabilities	—	—	—	—
Net assets	$1,798,221	$165,897	$5,730,201	$673,126

Net assets
Applicable to accumulation units	$1,798,221	$165,897	$5,730,201	$673,126
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,798,221	$165,897	$5,730,201	$673,126

Investments in shares of mutual funds, at cost	$1,621,290	$159,666	$5,225,584	$602,304

Shares of mutual funds owned	103,405	17,555	424,145	50,271

Accumulation units outstanding	138,869	15,399	204,634	52,906
Annuitized units outstanding	—	—	—	—
Total units outstanding	138,869	15,399	204,634	52,906

Statements of Operations
Year ended December 31, 2020
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$6,698	$3,034	$11,107	$—

Expenses:
Mortality and expense risks	11,729	1,088	62,233	4,276
Administrative charges	2,209	256	7,249	850
Separate account rider charges	—	—	1,613	—
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(30,848)	25,456	(264,610)	(17,369)
Capital gains distributions	24,919	—	69,067	8,166
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)

Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204

Net gains (losses) on investments	112,605	34,036	304,753	56,875

Net increase (decrease) in net assets resulting from operations	$112,605	$34,036	$304,753	$56,875

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Assets
Investments in shares of mutual funds, at fair value	$81,573,970	$2,875,797	$187,469	$207,236
Total assets	81,573,970	2,875,797	187,469	207,236
Total liabilities	—	—	—	—
Net assets	$81,573,970	$2,875,797	$187,469	$207,236

Net assets
Applicable to accumulation units	$81,573,970	$2,875,797	$187,469	$207,236
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$81,573,970	$2,875,797	$187,469	$207,236

Investments in shares of mutual funds, at cost	$83,944,371	$3,033,493	$191,559	$200,520

Shares of mutual funds owned	8,298,471	117,812	11,494	14,391

Accumulation units outstanding	7,183,868	267,656	19,672	20,099
Annuitized units outstanding	—	—	—	—
Total units outstanding	7,183,868	267,656	19,672	20,099

Statements of Operations
Year ended December 31, 2020
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net investment income (loss)
Investment income:
Dividends	$2,101,971	$170,990	$7,422	$1,577

Expenses:
Mortality and expense risks	981,806	31,695	1,864	1,493
Administrative charges	73,445	3,949	270	239
Separate account rider charges	12,239	147	—	22
Net investment income (loss)	1,034,481	135,199	5,288	(177)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(894,931)	(58,514)	(1,741)	(2,715)
Capital gains distributions	—	—	1,088	—
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)

Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812

Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920

Net increase (decrease) in net assets resulting from operations	$1,202,404	$(56,356)	$2,386	$9,920

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at fair value	$593,639	$43,555,636	$5,525,760	$611,871
Total assets	593,639	43,555,636	5,525,760	611,871
Total liabilities	—	—	—	—
Net assets	$593,639	$43,555,636	$5,525,760	$611,871

Net assets
Applicable to accumulation units	$593,639	$43,555,636	$5,525,760	$611,871
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$593,639	$43,555,636	$5,525,760	$611,871

Investments in shares of mutual funds, at cost	$569,095	$34,298,319	$3,639,187	$627,771

Shares of mutual funds owned	23,180	2,184,335	62,017	59,463

Accumulation units outstanding	56,648	1,246,374	162,453	50,669
Annuitized units outstanding	—	—	—	—
Total units outstanding	56,648	1,246,374	162,453	50,669

Statements of Operations
Year ended December 31, 2020
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net investment income (loss)
Investment income:
Dividends	$8,043	$937,180	$3,340	$46,864

Expenses:
Mortality and expense risks	6,500	472,019	57,759	4,735
Administrative charges	875	42,389	2,311	803
Separate account rider charges	98	3,636	—	—
Net investment income (loss)	570	419,136	(56,730)	41,326

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,639	759,304	385,211	(11,632)
Capital gains distributions	—	—	348,409	31,306
Total realized gains (losses) on investments	8,639	759,304	733,620	19,674

Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	(6,553)

Net gains (losses) on investments	31,648	6,432,155	1,606,354	54,447

Net increase (decrease) in net assets resulting from operations	$31,648	$6,432,155	$1,606,354	$54,447

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$13,636,128	$7,106,038	$5,065,689	$6,663,037
Total assets	13,636,128	7,106,038	5,065,689	6,663,037
Total liabilities	—	—	—	—
Net assets	$13,636,128	$7,106,038	$5,065,689	$6,663,037

Net assets
Applicable to accumulation units	$13,636,128	$7,106,038	$5,065,689	$6,663,037
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$13,636,128	$7,106,038	$5,065,689	$6,663,037

Investments in shares of mutual funds, at cost	$14,067,804	$5,976,742	$4,283,844	$5,526,253

Shares of mutual funds owned	448,115	210,924	159,801	156,704

Accumulation units outstanding	600,295	240,163	332,729	440,007
Annuitized units outstanding	—	—	—	—
Total units outstanding	600,295	240,163	332,729	440,007

Statements of Operations
Year ended December 31, 2020
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$167,096	$19,819	$3,855	$144,879

Expenses:
Mortality and expense risks	156,535	80,022	26,674	78,390
Administrative charges	6,262	3,989	5,317	9,408
Separate account rider charges	—	287	—	2,498
Net investment income (loss)	4,299	(64,479)	(28,136)	54,583

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	464,689	(231,424)	50,377	27,840
Capital gains distributions	2,882,500	150,866	101,287	139,580
Total realized gains (losses) on investments	3,347,189	(80,558)	151,664	167,420

Change in net unrealized appreciation (depreciation)
of investments	(1,836,432)	873,416	438,144	511,790

Net gains (losses) on investments	1,515,056	728,379	561,672	733,793

Net increase (decrease) in net assets resulting from operations	$1,515,056	$728,379	$561,672	$733,793

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$2,422,406	$1,158,001	$462,487	$6,541,296
Total assets	2,422,406	1,158,001	462,487	6,541,296
Total liabilities	—	—	—	—
Net assets	$2,422,406	$1,158,001	$462,487	$6,541,296

Net assets
Applicable to accumulation units	$2,422,406	$1,158,001	$462,487	$6,541,296
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,422,406	$1,158,001	$462,487	$6,541,296

Investments in shares of mutual funds, at cost	$2,113,101	$799,402	$395,585	$5,594,841

Shares of mutual funds owned	57,842	10,830	17,186	317,231

Accumulation units outstanding	191,188	77,869	23,150	188,409
Annuitized units outstanding	—	—	—	—
Total units outstanding	191,188	77,869	23,150	188,409

Statements of Operations
Year ended December 31, 2020
	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$42,611	$—	$1,468	$19,741

Expenses:
Mortality and expense risks	14,457	9,173	5,046	71,818
Administrative charges	2,803	367	202	7,264
Separate account rider charges	—	—	—	2,660
Net investment income (loss)	25,351	(9,540)	(3,780)	(62,001)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,851)	61,392	3,873	(474,226)
Capital gains distributions	46,447	—	5,854	491,827
Total realized gains (losses) on investments	39,596	61,392	9,727	17,601

Change in net unrealized appreciation (depreciation)
of investments	225,429	358,599	67,223	1,367,033

Net gains (losses) on investments	290,376	410,451	73,170	1,322,633

Net increase (decrease) in net assets resulting from operations	$290,376	$410,451	$73,170	$1,322,633

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$3,827,381	$3,190,953	$10,153,002	$7,338,273
Total assets	3,827,381	3,190,953	10,153,002	7,338,273
Total liabilities	—	—	—	—
Net assets	$3,827,381	$3,190,953	$10,153,002	$7,338,273

Net assets
Applicable to accumulation units	$3,827,381	$3,190,953	$10,153,002	$7,338,273
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,827,381	$3,190,953	$10,153,002	$7,338,273

Investments in shares of mutual funds, at cost	$2,684,575	$3,050,642	$7,069,940	$7,152,902

Shares of mutual funds owned	104,716	567,786	116,087	524,912

Accumulation units outstanding	159,247	167,493	313,646	624,298
Annuitized units outstanding	—	—	—	—
Total units outstanding	159,247	167,493	313,646	624,298

Statements of Operations
Year ended December 31, 2020
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$11,384	$4,053	$125,031

Expenses:
Mortality and expense risks	40,786	35,374	113,868	45,767
Administrative charges	1,632	4,245	4,555	7,017
Separate account rider charges	—	526	—	1,325
Net investment income (loss)	(42,418)	(28,761)	(114,370)	70,922

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	385,290	(261,788)	799,703	162,797
Capital gains distributions	287,883	129,104	687,895	—
Total realized gains (losses) on investments	673,173	(132,684)	1,487,598	162,797

Change in net unrealized appreciation (depreciation)
of investments	528,700	359,173	141,201	143,581

Net gains (losses) on investments	1,159,455	197,728	1,514,429	377,300

Net increase (decrease) in net assets resulting from operations	$1,159,455	$197,728	$1,514,429	$377,300

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$3,300,343	$197,309,692	$104,573,570	$27,800,021
Total assets	3,300,343	197,309,692	104,573,570	27,800,021
Total liabilities	—	—	—	—
Net assets	$3,300,343	$197,309,692	$104,573,570	$27,800,021

Net assets
Applicable to accumulation units	$3,300,343	$197,309,692	$104,573,570	$27,800,021
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,300,343	$197,309,692	$104,573,570	$27,800,021

Investments in shares of mutual funds, at cost	$2,735,654	$130,937,299	$71,254,895	$24,097,206

Shares of mutual funds owned	160,992	4,071,599	4,766,343	1,284,066

Accumulation units outstanding	189,306	3,166,156	4,148,052	1,865,318
Annuitized units outstanding	—	—	—	—
Total units outstanding	189,306	3,166,156	4,148,052	1,865,318

Statements of Operations
Year ended December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$35	$44,071	$1,700,597	$356,648

Expenses:
Mortality and expense risks	9,479	2,083,904	1,136,632	137,117
Administrative charges	2,219	123,430	87,638	29,530
Separate account rider charges	—	10,059	16,935	—
Net investment income (loss)	(11,663)	(2,173,322)	459,392	190,001

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,365	11,640,538	9,178,931	40,181
Capital gains distributions	102,423	10,093,641	6,060,711	1,369,078
Total realized gains (losses) on investments	120,788	21,734,179	15,239,642	1,409,259

Change in net unrealized appreciation (depreciation)
of investments	539,689	33,666,453	(232,127)	2,330,309

Net gains (losses) on investments	648,814	53,227,310	15,466,907	3,929,569

Net increase (decrease) in net assets resulting from operations	$648,814	$53,227,310	$15,466,907	$3,929,569

(1) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$9,347,071	$7,507,654	$14,652,139	$4,297,108
Total assets	9,347,071	7,507,654	14,652,139	4,297,108
Total liabilities	—	—	—	—
Net assets	$9,347,071	$7,507,654	$14,652,139	$4,297,108

Net assets
Applicable to accumulation units	$9,347,071	$7,507,654	$14,652,139	$4,297,108
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,347,071	$7,507,654	$14,652,139	$4,297,108

Investments in shares of mutual funds, at cost	$7,456,817	$5,726,326	$12,505,005	$4,021,024

Shares of mutual funds owned	271,165	317,986	422,373	215,286

Accumulation units outstanding	611,630	356,631	685,508	135,417
Annuitized units outstanding	—	—	—	—
Total units outstanding	611,630	356,631	685,508	135,417

Statements of Operations
Year ended December 31, 2020
	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$60,463	$—	$300,741	$55,995

Expenses:
Mortality and expense risks	81,656	49,214	152,765	53,148
Administrative charges	10,779	7,663	20,431	6,378
Separate account rider charges	576	1,429	3,669	1,008
Net investment income (loss)	(32,548)	(58,306)	123,876	(4,539)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	197,390	(170,986)	(83,859)	(4,964)
Capital gains distributions	158,176	619,523	355,838	188,178
Total realized gains (losses) on investments	355,566	448,537	271,979	183,214

Change in net unrealized appreciation (depreciation)
of investments	1,090,347	1,874,655	42,454	(237,955)

Net gains (losses) on investments	1,413,365	2,264,886	438,309	(59,280)

Net increase (decrease) in net assets resulting from operations	$1,413,365	$2,264,886	$438,309	$(59,280)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Assets
Investments in shares of mutual funds, at fair value	$340,438,179	$3,566,592	$4,382,302	$6,614,344
Total assets	340,438,179	3,566,592	4,382,302	6,614,344
Total liabilities	—	—	—	—
Net assets	$340,438,179	$3,566,592	$4,382,302	$6,614,344

Net assets
Applicable to accumulation units	$340,438,179	$3,566,592	$4,382,302	$6,614,344
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$340,438,179	$3,566,592	$4,382,302	$6,614,344

Investments in shares of mutual funds, at cost	$293,297,996	$3,288,491	$3,173,653	$5,499,615

Shares of mutual funds owned	5,345,238	56,541	121,528	215,521

Accumulation units outstanding	2,482,872	305,254	232,938	186,104
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,482,872	305,254	232,938	186,104

Statements of Operations
Year ended December 31, 2020
	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Net investment income (loss)
Investment income:
Dividends	$2,213,266	$8,208	$—	$35,456

Expenses:
Mortality and expense risks	3,778,285	7,646	36,289	75,635
Administrative charges	242,211	1,614	5,336	9,077
Separate account rider charges	8,751	—	187	2,029
Net investment income (loss)	(1,815,981)	(1,052)	(41,812)	(51,285)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,864,738	(4,158)	119,784	209,666
Capital gains distributions	29,513,592	159,749	199,315	243,547
Total realized gains (losses) on investments	41,378,330	155,591	319,099	453,213

Change in net unrealized appreciation (depreciation)
of investments	9,607,032	278,099	903,934	602,708

Net gains (losses) on investments	49,169,381	432,638	1,181,221	1,004,636

Net increase (decrease) in net assets resulting from operations	$49,169,381	$432,638	$1,181,221	$1,004,636

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Assets
Investments in shares of mutual funds, at fair value	$49,858	$2,125,533	$163,286	$72,222
Total assets	49,858	2,125,533	163,286	72,222
Total liabilities	—	—	—	—
Net assets	$49,858	$2,125,533	$163,286	$72,222

Net assets
Applicable to accumulation units	$49,858	$2,125,533	$163,286	$72,222
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$49,858	$2,125,533	$163,286	$72,222

Investments in shares of mutual funds, at cost	$44,106	$1,947,134	$150,918	$70,836

Shares of mutual funds owned	1,620	192,008	14,566	12,016

Accumulation units outstanding	3,810	120,698	14,315	8,012
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,810	120,698	14,315	8,012

Statements of Operations
Year ended December 31, 2020
	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Net investment income (loss)
Investment income:
Dividends	$91	$101,414	$7,448	$2,787

Expenses:
Mortality and expense risks	131	25,663	1,317	372
Administrative charges	33	3,080	232	80
Separate account rider charges	—	478	—	—
Net investment income (loss)	(73)	72,193	5,899	2,335

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	148	(42,629)	1,120	(1,217)
Capital gains distributions	1,001	—	—	—
Total realized gains (losses) on investments	1,149	(42,629)	1,120	(1,217)

Change in net unrealized appreciation (depreciation)
of investments	5,446	77,337	7,973	2,360

Net gains (losses) on investments	6,522	106,901	14,992	3,478

Net increase (decrease) in net assets resulting from operations	$6,522	$106,901	$14,992	$3,478

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$20,567,228	$3,382,426	$28,911,603	$96,553,026
Total assets	20,567,228	3,382,426	28,911,603	96,553,026
Total liabilities	—	—	—	—
Net assets	$20,567,228	$3,382,426	$28,911,603	$96,553,026

Net assets
Applicable to accumulation units	$20,567,228	$3,382,426	$28,911,603	$96,553,026
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,567,228	$3,382,426	$28,911,603	$96,553,026

Investments in shares of mutual funds, at cost	$19,767,434	$3,353,786	$27,787,602	$69,919,664

Shares of mutual funds owned	2,567,694	325,860	2,494,530	2,814,957

Accumulation units outstanding	1,321,566	323,310	2,161,011	3,898,304
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,321,566	323,310	2,161,011	3,898,304

Statements of Operations
Year ended December 31, 2020
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$932,737	$23,049	$538,900	$1,158,739

Expenses:
Mortality and expense risks	218,632	19,663	280,209	1,129,980
Administrative charges	29,061	3,465	38,395	105,550
Separate account rider charges	3,659	8	3,290	15,568
Net investment income (loss)	681,385	(87)	217,006	(92,359)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(149,296)	6,703	139,008	4,401,118
Capital gains distributions	—	—	279,641	4,342,636
Total realized gains (losses) on investments	(149,296)	6,703	418,649	8,743,754

Change in net unrealized appreciation (depreciation)
of investments	211,031	25,410	1,087,604	5,689,670

Net gains (losses) on investments	743,120	32,026	1,723,259	14,341,065

Net increase (decrease) in net assets resulting from operations	$743,120	$32,026	$1,723,259	$14,341,065

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$8,159,474	$16,135,380	$79,678,005	$59,916,113
Total assets	8,159,474	16,135,380	79,678,005	59,916,113
Total liabilities	—	—	—	—
Net assets	$8,159,474	$16,135,380	$79,678,005	$59,916,113

Net assets
Applicable to accumulation units	$8,159,474	$16,135,380	$79,678,005	$59,916,113
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,159,474	$16,135,380	$79,678,005	$59,916,113

Investments in shares of mutual funds, at cost	$7,128,047	$14,679,128	$68,510,795	$51,086,923

Shares of mutual funds owned	241,333	1,187,298	5,315,410	4,129,298

Accumulation units outstanding	531,832	813,161	3,479,589	2,504,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	531,832	813,161	3,479,589	2,504,278

Statements of Operations
Year ended December 31, 2020
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$66,224	$394,895	$1,999,420	$1,134,020

Expenses:
Mortality and expense risks	40,395	196,826	941,648	670,975
Administrative charges	8,836	21,392	106,215	77,855
Separate account rider charges	—	1,800	7,549	5,364
Net investment income (loss)	16,993	174,877	944,008	379,826

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	97,196	395,979	3,637,504	672,140
Capital gains distributions	291,764	289,857	1,387,876	943,649
Total realized gains (losses) on investments	388,960	685,836	5,025,380	1,615,789

Change in net unrealized appreciation (depreciation)
of investments	695,821	626,630	2,003,176	4,943,919

Net gains (losses) on investments	1,101,774	1,487,343	7,972,564	6,939,534

Net increase (decrease) in net assets resulting from operations	$1,101,774	$1,487,343	$7,972,564	$6,939,534

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$16,445,569	$11,670,300	$10,028,884	$56,340,117
Total assets	16,445,569	11,670,300	10,028,884	56,340,117
Total liabilities	—	—	—	—
Net assets	$16,445,569	$11,670,300	$10,028,884	$56,340,117

Net assets
Applicable to accumulation units	$16,445,569	$11,670,300	$10,028,884	$56,340,117
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,445,569	$11,670,300	$10,028,884	$56,340,117

Investments in shares of mutual funds, at cost	$13,248,889	$9,501,284	$9,136,509	$58,892,923

Shares of mutual funds owned	909,097	668,020	781,065	2,948,200

Accumulation units outstanding	650,444	474,133	573,438	824,932
Annuitized units outstanding	—	—	—	—
Total units outstanding	650,444	474,133	573,438	824,932

Statements of Operations
Year ended December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$289,130	$186,618	$225,048	$1,103,509

Expenses:
Mortality and expense risks	179,185	127,196	126,627	707,631
Administrative charges	20,874	15,533	13,460	56,907
Separate account rider charges	2,324	500	1,262	12,963
Net investment income (loss)	86,747	43,389	83,699	326,008

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	443,612	211,751	240,833	1,423,622
Capital gains distributions	302,136	233,289	8,417	3,275,381
Total realized gains (losses) on investments	745,748	445,040	249,250	4,699,003

Change in net unrealized appreciation (depreciation)
of investments	1,228,601	976,197	507,510	(8,777,765)

Net gains (losses) on investments	2,061,096	1,464,626	840,459	(3,752,754)

Net increase (decrease) in net assets resulting from operations	$2,061,096	$1,464,626	$840,459	$(3,752,754)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at fair value	$6,720,427	$435,998	$522,084	$9,467,627
Total assets	6,720,427	435,998	522,084	9,467,627
Total liabilities	—	—	—	—
Net assets	$6,720,427	$435,998	$522,084	$9,467,627

Net assets
Applicable to accumulation units	$6,720,427	$435,998	$522,084	$9,467,627
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,720,427	$435,998	$522,084	$9,467,627

Investments in shares of mutual funds, at cost	$7,055,147	$357,760	$609,010	$7,318,692

Shares of mutual funds owned	350,753	4,897	8,365	150,758

Accumulation units outstanding	523,785	33,218	95,057	476,779
Annuitized units outstanding	—	—	—	—
Total units outstanding	523,785	33,218	95,057	476,779

Statements of Operations
Year ended December 31, 2020
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net investment income (loss)
Investment income:
Dividends	$105,767	$4,471	$3,498	$16,379

Expenses:
Mortality and expense risks	46,979	4,290	4,311	42,964
Administrative charges	9,103	661	608	8,553
Separate account rider charges	—	—	250	—
Net investment income (loss)	49,685	(480)	(1,671)	(35,138)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(138,156)	(2,095)	(29,523)	259,283
Capital gains distributions	347,495	2,862	—	653,614
Total realized gains (losses) on investments	209,339	767	(29,523)	912,897

Change in net unrealized appreciation (depreciation)
of investments	(508,908)	34,610	(63,410)	1,562,865

Net gains (losses) on investments	(249,884)	34,897	(94,604)	2,440,624

Net increase (decrease) in net assets resulting from operations	$(249,884)	$34,897	$(94,604)	$2,440,624

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$414,619,320	$27,483,231	$98,902,119	$13,090,538
Total assets	414,619,320	27,483,231	98,902,119	13,090,538
Total liabilities	—	—	—	—
Net assets	$414,619,320	$27,483,231	$98,902,119	$13,090,538

Net assets
Applicable to accumulation units	$414,619,320	$27,483,231	$98,902,119	$13,090,538
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$414,619,320	$27,483,231	$98,902,119	$13,090,538

Investments in shares of mutual funds, at cost	$387,388,326	$25,545,300	$93,678,501	$12,304,419

Shares of mutual funds owned	25,113,223	1,687,123	7,726,728	1,038,108

Accumulation units outstanding	20,936,323	2,128,118	5,387,479	1,054,737
Annuitized units outstanding	—	—	—	—
Total units outstanding	20,936,323	2,128,118	5,387,479	1,054,737

Statements of Operations
Year ended December 31, 2020
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$8,587,939	$464,739	$2,214,393	$244,253

Expenses:
Mortality and expense risks	4,917,988	180,318	1,178,703	81,244
Administrative charges	543,712	35,077	132,325	15,455
Separate account rider charges	46,329	—	19,955	—
Net investment income (loss)	3,079,910	249,344	883,410	147,554

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,824,007)	1,741	(1,005,069)	(5,985)
Capital gains distributions	12,299,969	745,111	1,725,913	208,422
Total realized gains (losses) on investments	6,475,962	746,852	720,844	202,437

Change in net unrealized appreciation (depreciation)
of investments	25,867,935	1,416,053	5,514,695	614,274

Net gains (losses) on investments	35,423,807	2,412,249	7,118,949	964,265

Net increase (decrease) in net assets resulting from operations	$35,423,807	$2,412,249	$7,118,949	$964,265

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$87,396,612	$19,608,715	$112,074,117	$22,697,527
Total assets	87,396,612	19,608,715	112,074,117	22,697,527
Total liabilities	—	—	—	—
Net assets	$87,396,612	$19,608,715	$112,074,117	$22,697,527

Net assets
Applicable to accumulation units	$87,396,612	$19,608,715	$112,074,117	$22,697,527
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$87,396,612	$19,608,715	$112,074,117	$22,697,527

Investments in shares of mutual funds, at cost	$73,768,860	$17,020,693	$110,702,545	$22,192,637

Shares of mutual funds owned	4,018,235	916,295	8,748,955	1,792,854

Accumulation units outstanding	4,183,542	1,451,730	6,400,933	1,907,234
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,183,542	1,451,730	6,400,933	1,907,234

Statements of Operations
Year ended December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,521,428	$264,854	$3,111,212	$525,071

Expenses:
Mortality and expense risks	1,019,292	122,998	1,397,907	144,877
Administrative charges	109,591	24,326	142,095	28,273
Separate account rider charges	30,287	—	21,964	—
Net investment income (loss)	362,258	117,530	1,549,246	351,921

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	468,746	85,288	(2,257,244)	(97,038)
Capital gains distributions	1,318,157	262,218	2,494,490	456,556
Total realized gains (losses) on investments	1,786,903	347,506	237,246	359,518

Change in net unrealized appreciation (depreciation)
of investments	6,493,284	1,660,868	3,963,733	537,698

Net gains (losses) on investments	8,642,445	2,125,904	5,750,225	1,249,137

Net increase (decrease) in net assets resulting from operations	$8,642,445	$2,125,904	$5,750,225	$1,249,137

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$52,432,358	$14,344,441	$73,529,690	$97,991,888
Total assets	52,432,358	14,344,441	73,529,690	97,991,888
Total liabilities	—	—	—	—
Net assets	$52,432,358	$14,344,441	$73,529,690	$97,991,888

Net assets
Applicable to accumulation units	$52,432,358	$14,344,441	$73,529,690	$97,991,888
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$52,432,358	$14,344,441	$73,529,690	$97,991,888

Investments in shares of mutual funds, at cost	$43,200,085	$11,974,346	$72,589,263	$83,390,868

Shares of mutual funds owned	2,169,316	602,708	28,280,650	5,677,398

Accumulation units outstanding	2,442,328	1,016,392	6,027,086	2,929,996
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,442,328	1,016,392	6,027,086	2,929,996

Statements of Operations
Year ended December 31, 2020
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$846,330	$188,358	$1,454,412	$410,317

Expenses:
Mortality and expense risks	598,616	90,660	844,265	1,027,846
Administrative charges	64,111	16,665	89,965	74,756
Separate account rider charges	38,061	—	2,034	12,192
Net investment income (loss)	145,542	81,033	518,148	(704,477)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(115,022)	93,534	(115,650)	(349,567)
Capital gains distributions	1,150,066	293,393	—	6,014,582
Total realized gains (losses) on investments	1,035,044	386,927	(115,650)	5,665,015

Change in net unrealized appreciation (depreciation)
of investments	4,710,115	1,710,461	831,836	12,112,650

Net gains (losses) on investments	5,890,701	2,178,421	1,234,334	17,073,188

Net increase (decrease) in net assets resulting from operations	$5,890,701	$2,178,421	$1,234,334	$17,073,188

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,729,593	$34,933,529	$28,126,381	$3,042,657
Total assets	3,729,593	34,933,529	28,126,381	3,042,657
Total liabilities	—	—	—	—
Net assets	$3,729,593	$34,933,529	$28,126,381	$3,042,657

Net assets
Applicable to accumulation units	$3,729,593	$34,933,529	$28,126,381	$3,042,657
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,729,593	$34,933,529	$28,126,381	$3,042,657

Investments in shares of mutual funds, at cost	$3,199,057	$22,539,419	$20,160,037	$3,469,908

Shares of mutual funds owned	217,216	720,576	485,272	214,725

Accumulation units outstanding	268,449	1,075,245	323,770	332,320
Annuitized units outstanding	—	—	—	—
Total units outstanding	268,449	1,075,245	323,770	332,320

Statements of Operations
Year ended December 31, 2020
	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$7,285	$—	$—	$233,447

Expenses:
Mortality and expense risks	20,092	327,379	318,862	35,915
Administrative charges	3,920	42,556	38,268	4,469
Separate account rider charges	—	14,682	9,773	37
Net investment income (loss)	(16,727)	(384,617)	(366,903)	193,026

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(27,408)	2,818,280	1,409,291	(281,824)
Capital gains distributions	197,764	1,124,187	1,580,253	—
Total realized gains (losses) on investments	170,356	3,942,467	2,989,544	(281,824)

Change in net unrealized appreciation (depreciation)
of investments	545,776	4,468,651	3,555,423	(218,205)

Net gains (losses) on investments	699,405	8,026,501	6,178,064	(307,003)

Net increase (decrease) in net assets resulting from operations	$699,405	$8,026,501	$6,178,064	$(307,003)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Assets
Investments in shares of mutual funds, at fair value	$617,262	$398,485	$1,010,033	$1,044,471
Total assets	617,262	398,485	1,010,033	1,044,471
Total liabilities	—	—	—	—
Net assets	$617,262	$398,485	$1,010,033	$1,044,471

Net assets
Applicable to accumulation units	$617,262	$398,485	$1,010,033	$1,044,471
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$617,262	$398,485	$1,010,033	$1,044,471

Investments in shares of mutual funds, at cost	$615,237	$375,418	$884,036	$964,575

Shares of mutual funds owned	55,260	32,636	56,775	73,919

Accumulation units outstanding	24,380	33,889	85,034	90,894
Annuitized units outstanding	—	—	—	—
Total units outstanding	24,380	33,889	85,034	90,894

Statements of Operations
Year ended December 31, 2020
	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Net investment income (loss)
Investment income:
Dividends	$17,531	$—	$9,805	$13,300

Expenses:
Mortality and expense risks	5,099	2,340	4,260	6,065
Administrative charges	—	526	1,054	1,513
Separate account rider charges	—	—	—	—
Net investment income (loss)	12,432	(2,866)	4,491	5,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(32,865)	(85)	2,334	(18,299)
Capital gains distributions	—	1,020	8,090	305
Total realized gains (losses) on investments	(32,865)	935	10,424	(17,994)

Change in net unrealized appreciation (depreciation)
of investments	57,857	24,659	96,223	61,687

Net gains (losses) on investments	37,424	22,728	111,138	49,415

Net increase (decrease) in net assets resulting from operations	$37,424	$22,728	$111,138	$49,415

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$349,491	$693,815	$323,366	$4,250,578
Total assets	349,491	693,815	323,366	4,250,578
Total liabilities	—	—	—	—
Net assets	$349,491	$693,815	$323,366	$4,250,578

Net assets
Applicable to accumulation units	$349,491	$693,815	$323,366	$4,250,578
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$349,491	$693,815	$323,366	$4,250,578

Investments in shares of mutual funds, at cost	$325,927	$611,408	$292,076	$3,793,437

Shares of mutual funds owned	26,597	38,332	22,013	197,243

Accumulation units outstanding	31,479	58,885	27,447	445,174
Annuitized units outstanding	—	—	—	—
Total units outstanding	31,479	58,885	27,447	445,174

Statements of Operations
Year ended December 31, 2020
	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$4,889	$5,111	$4,002	$24,957

Expenses:
Mortality and expense risks	2,972	5,425	1,735	41,411
Administrative charges	456	1,286	420	4,696
Separate account rider charges	1,048	201	—	1,360
Net investment income (loss)	413	(1,801)	1,847	(22,510)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	139	5,605	(37)	(208,463)
Capital gains distributions	450	3,352	492	—
Total realized gains (losses) on investments	589	8,957	455	(208,463)

Change in net unrealized appreciation (depreciation)
of investments	15,522	26,042	25,816	894,908

Net gains (losses) on investments	16,524	33,198	28,118	663,935

Net increase (decrease) in net assets resulting from operations	$16,524	$33,198	$28,118	$663,935

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71,934)	(41,846)	(3,228)	(27,766)
Total realized gains (losses) on investments	539,459	510,926	6,997	367,894
Change in net unrealized appreciation (depreciation)
of investments	981,251	290,994	110,089	244,068
Net gains (losses) on investments	1,448,776	760,074	113,858	584,196
Net increase (decrease) in net assets resulting from operations	1,448,776	760,074	113,858	584,196
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,457	410,219	209,071	161,127
Administration charges	(155)	—	(975)	(940)
Contingent sales charges	(5,271)	(923)	(7)	(3,009)
Contract terminations	(948,997)	(206,957)	(353)	(541,655)
Death benefit payments	(347,653)	(24,117)	—	(124,660)
Flexible withdrawal option payments	(42,525)	(30,022)	(1,480)	(25,007)
Transfers to other contracts	(613,291)	(163,568)	(17,670)	(230,329)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,370,435)	(15,368)	188,586	(764,473)
Total increase (decrease)	78,341	744,706	302,444	(180,277)
Net assets as of December 31, 2019	4,548,893	4,879,162	527,254	1,666,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945
Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525
Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988
Net increase (decrease) in net assets resulting from operations	1,989,263	(66,091)	76,247	584,988
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	467,009	407,450	287,796	206,109
Administration charges	(95)	—	(1,769)	(865)
Contingent sales charges	(3,482)	(1,337)	(7)	(453)
Contract terminations	(705,772)	(289,623)	(350)	(91,807)
Death benefit payments	(233)	(45,972)	—	—
Flexible withdrawal option payments	(27,215)	(21,600)	(1,590)	(15,167)
Transfers to other contracts	(914,241)	(827,930)	(141,053)	(425,295)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,184,029)	(779,012)	143,027	(327,478)
Total increase (decrease)	805,234	(845,103)	219,274	257,510
Net assets as of December 31, 2020	$5,354,127	$4,034,059	$746,528	$1,923,603

(1) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2019	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84,155	303,127	39,610	(49,626)
Total realized gains (losses) on investments	1,518,079	(524,818)	913,883	882,150
Change in net unrealized appreciation (depreciation)
of investments	331,794	2,697,738	1,096,939	213,258
Net gains (losses) on investments	1,934,028	2,476,047	2,050,432	1,045,782
Net increase (decrease) in net assets resulting from operations	1,934,028	2,476,047	2,050,432	1,045,782
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	368,576	4,168,207	655,278	309,700
Administration charges	(580)	(153,408)	(241)	(477)
Contingent sales charges	(582)	(26,413)	(3,116)	(693)
Contract terminations	(1,050,910)	(4,794,953)	(659,970)	(823,217)
Death benefit payments	(69,402)	(302,210)	(47,913)	(1,346)
Flexible withdrawal option payments	(135,418)	(1,333,078)	(57,763)	(55,232)
Transfers to other contracts	(257,318)	(1,685,504)	(520,087)	(218,387)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,145,634)	(4,127,359)	(633,812)	(789,652)
Total increase (decrease)	788,394	(1,651,312)	1,416,620	256,130
Net assets as of December 31, 2019	9,811,230	32,718,900	9,130,144	3,723,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734
Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013
Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251
Net increase (decrease) in net assets resulting from operations	933,631	2,286,175	(110,267)	1,601,251
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	394,323	7,508,804	724,134	887,702
Administration charges	(429)	(133,182)	(172)	(520)
Contingent sales charges	(816)	(9,514)	(3,032)	(336)
Contract terminations	(491,295)	(1,958,363)	(667,894)	(407,803)
Death benefit payments	(140,564)	(301,310)	(94,331)	(52,817)
Flexible withdrawal option payments	(114,015)	(1,224,209)	(62,394)	(35,754)
Transfers to other contracts	(292,999)	(4,647,808)	(955,036)	(965,358)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(645,795)	(765,582)	(1,058,725)	(574,886)
Total increase (decrease)	287,836	1,520,593	(1,168,992)	1,026,365
Net assets as of December 31, 2020	$10,099,066	$34,239,493	$7,961,152	$4,749,455

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2019	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388,001)	87,733	8,156	63,863
Total realized gains (losses) on investments	6,884,780	1,693,493	155,785	288,485
Change in net unrealized appreciation (depreciation)
of investments	1,259,749	1,236,399	304,219	610,593
Net gains (losses) on investments	7,756,528	3,017,625	468,160	962,941
Net increase (decrease) in net assets resulting from operations	7,756,528	3,017,625	468,160	962,941
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,393,845	614,644	319,193	4,418,942
Administration charges	(109,871)	(4,390)	(392)	(13,660)
Contingent sales charges	(18,245)	(3,448)	(1,547)	(5,343)
Contract terminations	(3,284,723)	(1,498,832)	(441,234)	(560,758)
Death benefit payments	(262,546)	(83,298)	(12,605)	—
Flexible withdrawal option payments	(1,033,580)	(138,781)	(33,342)	(26,389)
Transfers to other contracts	(4,020,313)	(604,736)	(34,264)	(270,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,335,433)	(1,718,841)	(204,191)	3,542,783
Total increase (decrease)	421,095	1,298,784	263,969	4,505,724
Net assets as of December 31, 2019	26,467,436	14,004,030	2,711,263	8,179,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(375,396)	109,826	563	56,295
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206
Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657
Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158
Net increase (decrease) in net assets resulting from operations	10,277,561	(72,986)	236,337	956,158
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,744,147	1,461,711	369,297	1,952,186
Administration charges	(94,741)	(4,324)	(382)	(18,517)
Contingent sales charges	(9,199)	(1,954)	(515)	(2,200)
Contract terminations	(1,864,481)	(842,929)	(104,815)	(130,187)
Death benefit payments	(297,386)	(53,106)	—	—
Flexible withdrawal option payments	(938,893)	(117,013)	(13,794)	(79,583)
Transfers to other contracts	(6,969,567)	(1,121,299)	(518,465)	(779,270)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,430,120)	(678,914)	(268,674)	942,429
Total increase (decrease)	1,847,441	(751,900)	(32,337)	1,898,587
Net assets as of December 31, 2020	$28,314,877	$13,252,130	$2,678,926	$10,078,486

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net assets as of January 1, 2019	$2,859,842	$3,492,761	$1,321,452	$701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,716	66,132	(18,832)	(9,662)
Total realized gains (losses) on investments	211,369	360,148	99,806	64,378
Change in net unrealized appreciation (depreciation)
of investments	328,167	480,315	300,967	206,083
Net gains (losses) on investments	555,252	906,595	381,941	260,799
Net increase (decrease) in net assets resulting from operations	555,252	906,595	381,941	260,799
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	558,858	2,457,216	140,546	563,534
Administration charges	(103)	(11,752)	(85)	(2,737)
Contingent sales charges	(1,173)	(3,246)	(722)	(241)
Contract terminations	(328,828)	(135,980)	(171,726)	(13,741)
Death benefit payments	(14,579)	(2,232)	(3,413)	(3,021)
Flexible withdrawal option payments	(12,903)	(39,057)	(7,843)	(3,618)
Transfers to other contracts	(217,453)	(79,824)	(86,731)	(68,471)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(16,181)	2,185,125	(129,974)	471,705
Total increase (decrease)	539,071	3,091,720	251,967	732,504
Net assets as of December 31, 2019	3,398,913	6,584,481	1,573,419	1,433,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,349	55,365	(19,356)	(11,930)
Total realized gains (losses) on investments	(89,181)	(106,619)	134,452	88,669
Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	309,690	401,380
Net gains (losses) on investments	195,393	587,042	424,786	478,119
Net increase (decrease) in net assets resulting from operations	195,393	587,042	424,786	478,119
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	819,189	2,637,065	127,517	858,529
Administration charges	(103)	(16,103)	(90)	(4,310)
Contingent sales charges	(286)	(2,804)	(99)	(286)
Contract terminations	(75,005)	(213,224)	(20,812)	(26,037)
Death benefit payments	(31,889)	(7,112)	—	—
Flexible withdrawal option payments	(13,778)	(67,985)	(8,899)	(5,738)
Transfers to other contracts	(729,662)	(895,536)	(165,641)	(352,008)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(31,534)	1,434,301	(68,024)	470,150
Total increase (decrease)	163,859	2,021,343	356,762	948,269
Net assets as of December 31, 2020	$3,562,772	$8,605,824	$1,930,181	$2,381,994

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net assets as of January 1, 2019	$1,195,125	$1,091,724	$1,520,335	$135,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,481	19,190	(1,056)	1,056
Total realized gains (losses) on investments	(13,107)	62,828	127,309	5,460
Change in net unrealized appreciation (depreciation)
of investments	84,089	161,896	211,306	18,281
Net gains (losses) on investments	131,463	243,914	337,559	24,797
Net increase (decrease) in net assets resulting from operations	131,463	243,914	337,559	24,797
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	250,501	853,193	299,248	42,295
Administration charges	(3)	(3,722)	(4,649)	(541)
Contingent sales charges	(196)	(193)	(282)	(14)
Contract terminations	(232,337)	(9,184)	(12,629)	(653)
Death benefit payments	(10,845)	—	—	—
Flexible withdrawal option payments	(9,095)	(18,939)	(7,584)	(453)
Transfers to other contracts	(87,384)	(3,425)	(38,984)	(230)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(89,359)	817,730	235,120	40,404
Total increase (decrease)	42,104	1,061,644	572,679	65,201
Net assets as of December 31, 2019	1,237,229	2,153,368	2,093,014	200,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,461	15,387	(2,458)	789
Total realized gains (losses) on investments	(20,913)	84,864	251,626	(376)
Change in net unrealized appreciation (depreciation)
of investments	745	110,394	656,187	5,663
Net gains (losses) on investments	67,293	210,645	905,355	6,076
Net increase (decrease) in net assets resulting from operations	67,293	210,645	905,355	6,076
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	156,688	2,593,367	1,836,977	134,802
Administration charges	—	(5,456)	(6,828)	(714)
Contingent sales charges	(19)	(206)	(501)	(207)
Contract terminations	(23,495)	(14,867)	(30,954)	(10,264)
Death benefit payments	—	(226,302)	—	(4,894)
Flexible withdrawal option payments	(9,653)	(26,084)	(25,286)	(509)
Transfers to other contracts	(119,163)	(135,918)	(837,676)	(37,808)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,358	2,184,534	935,732	80,406
Total increase (decrease)	71,651	2,395,179	1,841,087	86,482
Net assets as of December 31, 2020	$1,308,880	$4,548,547	$3,934,101	$287,017

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Net assets as of January 1, 2019	$1,331,841	$1,090,735	$552,540	$813,838

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(139)	8,540	12,047
Total realized gains (losses) on investments	107,055	57,017	17,171	76,132
Change in net unrealized appreciation (depreciation)
of investments	271,823	305,814	82,300	132,279
Net gains (losses) on investments	372,405	362,692	108,011	220,458
Net increase (decrease) in net assets resulting from operations	372,405	362,692	108,011	220,458
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	489,499	820,442	417,085	96,752
Administration charges	(3)	(3,508)	(774)	(2,119)
Contingent sales charges	(781)	(1,053)	(339)	(630)
Contract terminations	(207,476)	(35,746)	(11,806)	(30,590)
Death benefit payments	—	—	(25,015)	—
Flexible withdrawal option payments	(9,548)	(5,993)	(1,611)	(7,049)
Transfers to other contracts	(189,093)	(44,359)	(238,849)	(88,566)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	82,598	729,783	138,691	(32,202)
Total increase (decrease)	455,003	1,092,475	246,702	188,256
Net assets as of December 31, 2019	1,786,844	2,183,210	799,242	1,002,094

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,600)	(21,937)	10,561	13,867
Total realized gains (losses) on investments	54,066	23,284	28,136	98,799
Change in net unrealized appreciation (depreciation)
of investments	329,663	649,385	151,377	113,119
Net gains (losses) on investments	361,129	650,732	190,074	225,785
Net increase (decrease) in net assets resulting from operations	361,129	650,732	190,074	225,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	486,114	1,359,797	717,536	808,122
Administration charges	—	(6,192)	(1,831)	(2,718)
Contingent sales charges	(650)	(608)	(175)	(1,492)
Contract terminations	(142,185)	(39,239)	(17,396)	(74,788)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(10,645)	(7,859)	(2,218)	(9,589)
Transfers to other contracts	(367,440)	(456,014)	(110,460)	(93,812)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(34,806)	849,885	585,456	625,723
Total increase (decrease)	326,323	1,500,617	775,530	851,508
Net assets as of December 31, 2020	$2,113,167	$3,683,827	$1,574,772	$1,853,602

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Net assets as of January 1, 2019	$1,617,720	$428,518	$8,555,429	$565,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,739	(3,054)	(133,041)	21,043
Total realized gains (losses) on investments	80,727	28,863	1,724,860	185
Change in net unrealized appreciation (depreciation)
of investments	192,061	56,114	329,247	128,980
Net gains (losses) on investments	274,527	81,923	1,921,066	150,208
Net increase (decrease) in net assets resulting from operations	274,527	81,923	1,921,066	150,208
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	427,327	88,785	723,074	623,468
Administration charges	(1,107)	(1,316)	(750)	(2,722)
Contingent sales charges	(707)	(268)	(7,344)	(444)
Contract terminations	(129,537)	(9,249)	(1,322,246)	(15,730)
Death benefit payments	—	(8,269)	(8,311)	—
Flexible withdrawal option payments	(15,881)	(4,884)	(69,507)	(2,254)
Transfers to other contracts	(32,546)	(28,358)	(1,153,683)	(9,266)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	247,549	36,441	(1,838,767)	593,052
Total increase (decrease)	522,076	118,364	82,299	743,260
Net assets as of December 31, 2019	2,139,796	546,882	8,637,728	1,308,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,785	(2,254)	(142,530)	44,721
Total realized gains (losses) on investments	146,363	(34,631)	2,124,565	(34,595)
Change in net unrealized appreciation (depreciation)
of investments	174,354	92,186	3,469,118	194,705
Net gains (losses) on investments	323,502	55,301	5,451,153	204,831
Net increase (decrease) in net assets resulting from operations	323,502	55,301	5,451,153	204,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	463,047	162,478	1,858,278	836,001
Administration charges	(2,314)	(1,227)	(1,031)	(4,596)
Contingent sales charges	(2,434)	(227)	(5,307)	(80)
Contract terminations	(162,370)	(14,478)	(1,075,742)	(5,751)
Death benefit payments	—	(8,338)	(88,142)	—
Flexible withdrawal option payments	(15,378)	(4,521)	(61,970)	(9,661)
Transfers to other contracts	(387,922)	(71,727)	(1,957,267)	(236,628)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(107,371)	61,960	(1,331,181)	579,285
Total increase (decrease)	216,131	117,261	4,119,972	784,116
Net assets as of December 31, 2020	$2,355,927	$664,143	$12,757,700	$2,092,599

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net assets as of January 1, 2019	$163,993	$1,479,169	$2,436,335	$1,114,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,153	2,736	11,209	(13,436)
Total realized gains (losses) on investments	1,867	161,988	256,507	187,441
Change in net unrealized appreciation (depreciation)
of investments	(4,096)	246,207	420,984	140,223
Net gains (losses) on investments	17,924	410,931	688,700	314,228
Net increase (decrease) in net assets resulting from operations	17,924	410,931	688,700	314,228
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	779,749	975,240	1,632,441	949,832
Administration charges	(1,177)	(4,583)	(6,212)	(4,563)
Contingent sales charges	(294)	(1,344)	(3,003)	(2,563)
Contract terminations	(9,869)	(82,469)	(163,993)	(90,678)
Death benefit payments	—	(8,375)	(12,583)	—
Flexible withdrawal option payments	(6,426)	(9,972)	(29,525)	(8,525)
Transfers to other contracts	(626)	(50,651)	(53,272)	(254,260)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	761,357	817,846	1,363,853	589,243
Total increase (decrease)	779,281	1,228,777	2,052,553	903,471
Net assets as of December 31, 2019	943,274	2,707,946	4,488,888	2,018,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,458	9,311	20,517	(19,231)
Total realized gains (losses) on investments	18,749	63,441	71,235	250,098
Change in net unrealized appreciation (depreciation)
of investments	32,384	631,363	713,572	668,132
Net gains (losses) on investments	106,591	704,115	805,324	898,999
Net increase (decrease) in net assets resulting from operations	106,591	704,115	805,324	898,999
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,944,988	1,077,986	1,641,819	1,374,713
Administration charges	(3,310)	(6,844)	(9,563)	(6,005)
Contingent sales charges	(109)	(1,123)	(1,896)	(1,171)
Contract terminations	(7,892)	(81,370)	(183,126)	(76,391)
Death benefit payments	(37,173)	(28,750)	(59,058)	—
Flexible withdrawal option payments	(20,198)	(24,095)	(35,335)	(25,464)
Transfers to other contracts	(341,684)	(373,417)	(585,404)	(616,539)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,534,622	562,387	767,437	649,143
Total increase (decrease)	2,641,213	1,266,502	1,572,761	1,548,142
Net assets as of December 31, 2020	$3,584,487	$3,974,448	$6,061,649	$3,566,369

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net assets as of January 1, 2019	$190,865	$565,766	$109,851,868	$374,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,363	(5,506)	2,180,163	4,601
Total realized gains (losses) on investments	1,134	51,869	1,285,718	(704)
Change in net unrealized appreciation (depreciation)
of investments	12,508	100,412	5,630,180	8,999
Net gains (losses) on investments	16,005	146,775	9,096,061	12,896
Net increase (decrease) in net assets resulting from operations	16,005	146,775	9,096,061	12,896
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	254,814	421,412	18,006,353	143,868
Administration charges	(326)	(1,328)	(195,089)	(518)
Contingent sales charges	(252)	(753)	(42,409)	(144)
Contract terminations	(49,699)	(51,826)	(11,878,252)	(24,960)
Death benefit payments	—	—	(1,499,990)	—
Flexible withdrawal option payments	(1,196)	(8,787)	(2,839,355)	(2,077)
Transfers to other contracts	(5,460)	(37,404)	(4,324,992)	(27,670)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	197,881	321,314	(2,773,734)	88,499
Total increase (decrease)	213,886	468,089	6,322,327	101,395
Net assets as of December 31, 2019	404,751	1,033,855	116,174,195	475,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,155	(5,386)	2,659,352	2,569
Total realized gains (losses) on investments	3,045	(38,633)	1,391,012	2,970
Change in net unrealized appreciation (depreciation)
of investments	31,540	165,981	4,884,040	14,984
Net gains (losses) on investments	52,740	121,962	8,934,404	20,523
Net increase (decrease) in net assets resulting from operations	52,740	121,962	8,934,404	20,523
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,964,418	423,085	21,406,137	820,139
Administration charges	(2,128)	(1,733)	(171,368)	(1,101)
Contingent sales charges	(342)	(448)	(24,870)	(43)
Contract terminations	(82,770)	(38,550)	(7,800,682)	(14,998)
Death benefit payments	(5,130)	(45,032)	(1,255,577)	—
Flexible withdrawal option payments	(22,366)	(7,567)	(2,609,143)	(3,062)
Transfers to other contracts	(643,470)	(208,081)	(12,631,616)	(99,168)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,208,212	121,674	(3,087,119)	701,767
Total increase (decrease)	3,260,952	243,636	5,847,285	722,290
Net assets as of December 31, 2020	$3,665,703	$1,277,491	$122,021,480	$1,198,166

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net assets as of January 1, 2019	$2,167,255	$22,897,633	$968,136,022	$162,127,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,529)	218,809	3,734,011	319,902
Total realized gains (losses) on investments	196,713	1,117,534	84,500,620	5,564,880
Change in net unrealized appreciation (depreciation)
of investments	359,207	2,439,137	63,569,257	19,144,577
Net gains (losses) on investments	539,391	3,775,480	151,803,888	25,029,359
Net increase (decrease) in net assets resulting from operations	539,391	3,775,480	151,803,888	25,029,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	354,337	905,367	46,705,587	13,442,090
Administration charges	(90)	(8,346)	(10,323,389)	(2,001,598)
Contingent sales charges	(1,082)	(1,411)	(525,698)	(72,199)
Contract terminations	(236,671)	(1,855,657)	(90,434,349)	(11,123,886)
Death benefit payments	—	(165,242)	(5,478,184)	(1,658,860)
Flexible withdrawal option payments	(18,464)	(364,686)	(24,554,343)	(4,270,586)
Transfers to other contracts	(242,105)	(239,117)	(46,906,140)	(5,213,968)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(144,075)	(1,729,092)	(131,516,516)	(10,899,007)
Total increase (decrease)	395,316	2,046,388	20,287,372	14,130,352
Net assets as of December 31, 2019	2,562,571	24,944,021	988,423,394	176,257,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186
Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915
Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113
Net increase (decrease) in net assets resulting from operations	(136,005)	2,499,204	97,698,696	17,349,113
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	239,994	951,014	42,057,560	13,890,998
Administration charges	(30)	(7,022)	(9,714,658)	(1,980,693)
Contingent sales charges	(716)	(775)	(287,063)	(45,961)
Contract terminations	(169,625)	(2,272,180)	(58,586,644)	(6,236,313)
Death benefit payments	—	(1,854,929)	(7,531,806)	(1,996,791)
Flexible withdrawal option payments	(14,301)	(365,717)	(24,119,232)	(4,498,014)
Transfers to other contracts	(217,565)	(549,178)	(48,230,975)	(7,628,068)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(162,243)	(4,098,787)	(106,412,818)	(8,494,842)
Total increase (decrease)	(298,248)	(1,599,583)	(8,714,122)	8,854,271
Net assets as of December 31, 2020	$2,264,323	$23,344,438	$979,709,272	$185,111,899

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net assets as of January 1, 2019	$66,955,631	$3,487,376,164	$325,257,138	$384,856,712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416,927)	11,958,519	406,034	(2,239,587)
Total realized gains (losses) on investments	1,326,396	295,846,413	12,349,158	5,364,547
Change in net unrealized appreciation (depreciation)
of investments	11,807,300	345,786,028	45,499,580	78,184,013
Net gains (losses) on investments	12,716,769	653,590,960	58,254,772	81,308,973
Net increase (decrease) in net assets resulting from operations	12,716,769	653,590,960	58,254,772	81,308,973
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	73,949,605	147,282,936	13,726,413	324,911,924
Administration charges	(1,317,223)	(39,331,937)	(3,749,938)	(7,257,561)
Contingent sales charges	(21,537)	(1,441,440)	(126,843)	(178,656)
Contract terminations	(818,931)	(255,966,308)	(21,464,539)	(6,793,358)
Death benefit payments	(671,614)	(18,529,748)	(1,214,988)	(601,321)
Flexible withdrawal option payments	(704,342)	(67,759,946)	(5,207,204)	(3,105,045)
Transfers to other contracts	(4,759,904)	(132,303,218)	(11,789,734)	(7,847,186)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	65,656,054	(368,049,661)	(29,826,833)	299,128,797
Total increase (decrease)	78,372,823	285,541,299	28,427,939	380,437,770
Net assets as of December 31, 2019	145,328,454	3,772,917,463	353,685,077	765,294,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125
Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944
Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968
Net increase (decrease) in net assets resulting from operations	12,481,671	418,746,502	39,301,253	71,410,968
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,098,855	134,103,664	20,796,977	193,552,624
Administration charges	(2,099,836)	(38,052,271)	(3,710,306)	(10,919,945)
Contingent sales charges	(98,140)	(1,037,638)	(50,363)	(261,114)
Contract terminations	(2,786,893)	(205,225,396)	(10,014,768)	(7,414,881)
Death benefit payments	(766,099)	(12,508,780)	(865,298)	(913,050)
Flexible withdrawal option payments	(1,308,593)	(69,900,179)	(5,822,348)	(5,531,267)
Transfers to other contracts	(4,319,287)	(146,227,825)	(15,150,828)	(9,776,620)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	26,720,007	(338,848,425)	(14,816,934)	158,735,747
Total increase (decrease)	39,201,678	79,898,077	24,484,319	230,146,715
Net assets as of December 31, 2020	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net assets as of January 1, 2019	$241,402,310	$95,801,314	$37,421	$1,690,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	621,340	338,712	935	9,442
Total realized gains (losses) on investments	11,011,451	9,701,340	(55)	107,312
Change in net unrealized appreciation (depreciation)
of investments	21,449,329	9,270,883	4,066	419,422
Net gains (losses) on investments	33,082,120	19,310,935	4,946	536,176
Net increase (decrease) in net assets resulting from operations	33,082,120	19,310,935	4,946	536,176
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	65,939,995	6,385,097	3,525	374,426
Administration charges	(2,897,238)	(61,100)	(86)	(3,924)
Contingent sales charges	(162,331)	(30,172)	—	(640)
Contract terminations	(26,955,062)	(11,929,073)	—	(40,903)
Death benefit payments	(2,202,374)	(942,529)	—	—
Flexible withdrawal option payments	(5,463,588)	(1,205,096)	(1,440)	(14,364)
Transfers to other contracts	(22,880,114)	(3,845,569)	(86)	(50,826)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,379,288	(11,628,442)	1,913	263,769
Total increase (decrease)	38,461,408	7,682,493	6,859	799,945
Net assets as of December 31, 2019	279,863,718	103,483,807	44,280	2,490,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,591,219	1,274,077	486	5,328
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720
Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783
Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831
Net increase (decrease) in net assets resulting from operations	27,927,594	13,219,693	1,915	405,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,973,356	3,949,947	4,408	200,822
Administration charges	(3,226,449)	(54,065)	(94)	(4,301)
Contingent sales charges	(163,951)	(17,960)	—	(886)
Contract terminations	(28,878,389)	(7,900,815)	—	(105,877)
Death benefit payments	(589,872)	(728,145)	—	—
Flexible withdrawal option payments	(5,711,543)	(1,011,055)	(1,440)	(28,969)
Transfers to other contracts	(35,713,866)	(6,242,676)	(149)	(96,769)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	15,689,286	(12,004,769)	2,725	(35,980)
Total increase (decrease)	43,616,880	1,214,924	4,640	369,851
Net assets as of December 31, 2020	$323,480,598	$104,698,731	$48,920	$2,860,509

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division (1)	EQ GAMCO Small Company Value Class IB Division (1)	EQ Micro Cap Class IB Division (1)

Net assets as of January 1, 2019	$1,084,214	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,921)	—	204	(18)
Total realized gains (losses) on investments	37,708	—	1,281	965
Change in net unrealized appreciation (depreciation)
of investments	193,594	—	940	(410)
Net gains (losses) on investments	219,381	—	2,425	537
Net increase (decrease) in net assets resulting from operations	219,381	—	2,425	537
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	336,747	—	52,920	9,962
Administration charges	(905)	—	(51)	(19)
Contingent sales charges	(693)	—	—	—
Contract terminations	(120,429)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(4,128)	—	—	—
Transfers to other contracts	(44,773)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	165,819	—	52,869	9,943
Total increase (decrease)	385,200	—	55,294	10,480
Net assets as of December 31, 2019	1,469,414	—	55,294	10,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(975)	1,527	295	(122)
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606
Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657
Net gains (losses) on investments	(38,298)	27,578	17,363	10,141
Net increase (decrease) in net assets resulting from operations	(38,298)	27,578	17,363	10,141
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,921	154,390	59,050	74,684
Administration charges	(1,088)	(126)	(205)	(56)
Contingent sales charges	(1,602)	—	—	—
Contract terminations	(147,181)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(8,087)	—	—	—
Transfers to other contracts	(159,893)	(1,031)	(531)	(2,306)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(123,930)	153,233	58,314	72,322
Total increase (decrease)	(162,228)	180,811	75,677	82,463
Net assets as of December 31, 2020	$1,307,186	$180,811	$130,971	$92,943

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	EQ SmartBeta Equity Class IB Division (1)	EQ Socially Responsible Class IB Division (1)	Equity Income Class 1 Division	Equity Income Class 2 Division

Net assets as of January 1, 2019	$—	$—	$215,812,201	$4,292,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	85	1,208,357	45,175
Total realized gains (losses) on investments	781	231	23,072,453	174,456
Change in net unrealized appreciation (depreciation)
of investments	1,599	832	30,640,488	1,124,305
Net gains (losses) on investments	2,780	1,148	54,921,298	1,343,936
Net increase (decrease) in net assets resulting from operations	2,780	1,148	54,921,298	1,343,936
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	59,782	16,214	5,972,692	2,302,515
Administration charges	(3)	(26)	(446,244)	(11,716)
Contingent sales charges	—	(22)	(101,083)	(2,315)
Contract terminations	—	(733)	(26,011,250)	(133,901)
Death benefit payments	—	—	(2,809,295)	—
Flexible withdrawal option payments	(381)	—	(5,450,172)	(40,411)
Transfers to other contracts	—	—	(12,413,317)	(85,653)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	59,398	15,433	(41,258,669)	2,028,519
Total increase (decrease)	62,178	16,581	13,662,629	3,372,455
Net assets as of December 31, 2019	62,178	16,581	229,474,830	7,664,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(259)	450	1,329,987	58,104
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929
Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192
Net gains (losses) on investments	18,872	21,587	10,187,452	366,225
Net increase (decrease) in net assets resulting from operations	18,872	21,587	10,187,452	366,225
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	267,224	144,064	16,274,399	2,446,895
Administration charges	(326)	(245)	(374,722)	(15,966)
Contingent sales charges	(88)	—	(47,588)	(4,443)
Contract terminations	(17,783)	—	(17,140,719)	(251,235)
Death benefit payments	—	—	(2,591,237)	(60,290)
Flexible withdrawal option payments	(436)	—	(4,807,423)	(53,844)
Transfers to other contracts	(13,786)	(11,682)	(15,227,238)	(1,638,227)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	234,805	132,137	(23,914,528)	422,890
Total increase (decrease)	253,677	153,724	(13,727,076)	789,115
Net assets as of December 31, 2020	$315,855	$170,305	$215,747,754	$8,453,919

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division (1)

Net assets as of January 1, 2019	$32,951,781	$43,924,413	$25,518,195	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(333,085)	(563,026)	120,635	2,065
Total realized gains (losses) on investments	5,734,709	8,707,403	2,203,854	585
Change in net unrealized appreciation (depreciation)
of investments	3,690,848	4,283,215	3,877,696	5,842
Net gains (losses) on investments	9,092,472	12,427,592	6,202,185	8,492
Net increase (decrease) in net assets resulting from operations	9,092,472	12,427,592	6,202,185	8,492
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	357,822	4,257,075	1,142,273	133,714
Administration charges	(4,743)	(76,806)	(4,853)	(153)
Contingent sales charges	(3,893)	(31,776)	(7,255)	—
Contract terminations	(4,621,020)	(5,389,702)	(2,814,749)	—
Death benefit payments	(278,948)	(492,209)	(136,353)	—
Flexible withdrawal option payments	(406,941)	(690,728)	(318,062)	—
Transfers to other contracts	(1,226,925)	(3,295,351)	(1,000,551)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,184,648)	(5,719,497)	(3,139,550)	133,561
Total increase (decrease)	2,907,824	6,708,095	3,062,635	142,053
Net assets as of December 31, 2019	35,859,605	50,632,508	28,580,830	142,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824
Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873
Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714
Net increase (decrease) in net assets resulting from operations	9,322,864	13,259,361	1,186,734	64,714
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	787,688	5,828,009	1,968,064	365,903
Administration charges	(5,975)	(74,433)	(4,000)	(873)
Contingent sales charges	(2,291)	(22,515)	(5,396)	(1,125)
Contract terminations	(2,784,301)	(4,093,983)	(1,913,890)	(81,305)
Death benefit payments	(700,686)	(304,527)	(138,135)	—
Flexible withdrawal option payments	(367,543)	(666,381)	(279,737)	(1,765)
Transfers to other contracts	(2,630,580)	(5,983,256)	(1,834,617)	(3,477)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,703,688)	(5,317,086)	(2,207,711)	277,358
Total increase (decrease)	3,619,176	7,942,275	(1,020,977)	342,072
Net assets as of December 31, 2020	$39,478,781	$58,574,783	$27,559,853	$484,125

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Freedom 2030 Service Class 2 Division (1)	Fidelity VIP Freedom 2040 Service Class 2 Division (1)	Fidelity VIP Freedom 2050 Service Class 2 Division (1)	Fidelity VIP Government Money Market Initial Class Division

Net assets as of January 1, 2019	$—	$—	$—	$41,119,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,331	8,774	1,688	266,726
Total realized gains (losses) on investments	4,338	1,167	603	—
Change in net unrealized appreciation (depreciation)
of investments	3,841	26,451	4,898	—
Net gains (losses) on investments	12,510	36,392	7,189	266,726
Net increase (decrease) in net assets resulting from operations	12,510	36,392	7,189	266,726
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	329,174	683,226	170,611	10,155,231
Administration charges	(163)	(102)	(63)	(25,964)
Contingent sales charges	(56)	—	—	(41,582)
Contract terminations	(1,889)	—	—	(11,121,400)
Death benefit payments	(41,394)	—	—	(965,685)
Flexible withdrawal option payments	—	—	—	(572,868)
Transfers to other contracts	—	—	—	(7,351,240)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	285,672	683,124	170,548	(9,923,508)
Total increase (decrease)	298,182	719,516	177,737	(9,656,782)
Net assets as of December 31, 2019	298,182	719,516	177,737	31,462,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,957	1,943	693	(361,744)
Total realized gains (losses) on investments	22,448	40,030	11,886	—
Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—
Net gains (losses) on investments	135,859	239,983	72,307	(361,744)
Net increase (decrease) in net assets resulting from operations	135,859	239,983	72,307	(361,744)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	830,694	448,350	469,139	37,292,998
Administration charges	(2,113)	(2,873)	(729)	(27,639)
Contingent sales charges	(1)	(22)	(106)	(35,892)
Contract terminations	(77)	(1,573)	(7,646)	(11,321,620)
Death benefit payments	—	—	—	(185,984)
Flexible withdrawal option payments	(8,132)	(600)	—	(719,601)
Transfers to other contracts	(88,799)	(4,367)	(266,306)	(14,223,229)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	731,572	438,915	194,352	10,779,033
Total increase (decrease)	867,431	678,898	266,659	10,417,289
Net assets as of December 31, 2020	$1,165,613	$1,398,414	$444,396	$41,879,734

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net assets as of January 1, 2019	$7,639,080	$12,987,148	$10,302,386	$77,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,730	(161,364)	(163,244)	(129)
Total realized gains (losses) on investments	—	2,280,640	1,227,151	9,358
Change in net unrealized appreciation (depreciation)
of investments	—	1,810,114	2,110,429	8,063
Net gains (losses) on investments	52,730	3,929,390	3,174,336	17,292
Net increase (decrease) in net assets resulting from operations	52,730	3,929,390	3,174,336	17,292
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,455,294	306,636	714,669	—
Administration charges	(44,757)	(2,752)	(1,329)	—
Contingent sales charges	(9,634)	(1,732)	(6,081)	—
Contract terminations	(555,702)	(2,056,424)	(1,094,877)	—
Death benefit payments	—	(52,466)	(203,412)	—
Flexible withdrawal option payments	(22,259)	(118,771)	(101,295)	—
Transfers to other contracts	(13,664,763)	(427,848)	(497,605)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,158,179	(2,353,357)	(1,189,930)	—
Total increase (decrease)	1,210,909	1,576,033	1,984,406	17,292
Net assets as of December 31, 2019	8,849,989	14,563,181	12,286,792	95,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)
Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555
Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115
Net increase (decrease) in net assets resulting from operations	(103,742)	5,655,864	4,596,458	16,115
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	23,767,144	974,195	1,333,222	—
Administration charges	(65,974)	(3,559)	(1,642)	—
Contingent sales charges	(38,121)	(710)	(4,191)	—
Contract terminations	(1,434,763)	(862,955)	(849,371)	—
Death benefit payments	—	(209,492)	(76,783)	—
Flexible withdrawal option payments	(42,053)	(100,907)	(116,582)	—
Transfers to other contracts	(16,505,205)	(1,459,240)	(2,060,042)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,681,028	(1,662,668)	(1,775,389)	—
Total increase (decrease)	5,577,286	3,993,196	2,821,069	16,115
Net assets as of December 31, 2020	$14,427,275	$18,556,377	$15,107,861	$111,365

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net assets as of January 1, 2019	$21,792,487	$22,376,768	$790,450	$86,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(163,979)	16,243	11,770	24,631
Total realized gains (losses) on investments	2,042,644	2,751,034	23,464	9,270
Change in net unrealized appreciation (depreciation)
of investments	2,756,548	2,595,098	139,722	30,265
Net gains (losses) on investments	4,635,213	5,362,375	174,956	64,166
Net increase (decrease) in net assets resulting from operations	4,635,213	5,362,375	174,956	64,166
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,304,734	1,292,158	509,082	1,113,017
Administration charges	(14,225)	(67,975)	(1,215)	(944)
Contingent sales charges	(15,338)	(17,299)	(246)	(153)
Contract terminations	(2,209,487)	(3,072,700)	(46,102)	(5,137)
Death benefit payments	(85,925)	(179,895)	—	—
Flexible withdrawal option payments	(166,826)	(599,556)	(1,508)	(4,745)
Transfers to other contracts	(2,306,293)	(1,603,451)	(28,207)	(7)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(493,360)	(4,248,718)	431,804	1,102,031
Total increase (decrease)	4,141,853	1,113,657	606,760	1,166,197
Net assets as of December 31, 2019	25,934,340	23,490,425	1,397,210	1,252,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)
Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)
Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430
Net increase (decrease) in net assets resulting from operations	3,691,490	2,902,928	(93,214)	15,430
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,641,628	1,897,523	327,705	1,019,563
Administration charges	(17,233)	(58,558)	(1,761)	(2,642)
Contingent sales charges	(9,548)	(7,435)	(358)	(122)
Contract terminations	(1,552,586)	(1,483,840)	(36,823)	(8,847)
Death benefit payments	(110,989)	(156,638)	—	(6,921)
Flexible withdrawal option payments	(198,026)	(552,553)	(9,178)	(15,205)
Transfers to other contracts	(2,867,608)	(1,863,036)	(114,421)	(287,594)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,114,362)	(2,224,537)	165,164	698,232
Total increase (decrease)	1,577,128	678,391	71,950	713,662
Net assets as of December 31, 2020	$27,511,468	$24,168,816	$1,469,160	$1,966,380

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division (1)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2019	$1,479,523	$3,646,965	$—	$10,677,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,872	(15,987)	(322)	(78,279)
Total realized gains (losses) on investments	307,264	480,650	11	346,567
Change in net unrealized appreciation (depreciation)
of investments	163,124	385,729	322	2,732,906
Net gains (losses) on investments	472,260	850,392	11	3,001,194
Net increase (decrease) in net assets resulting from operations	472,260	850,392	11	3,001,194
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,072,683	341,987	323,162	386,727
Administration charges	(5,237)	(35)	(168)	(532)
Contingent sales charges	(864)	(2,441)	—	(7,948)
Contract terminations	(54,838)	(457,557)	—	(1,444,623)
Death benefit payments	(11,828)	(64,713)	—	(309,879)
Flexible withdrawal option payments	(7,351)	(19,302)	—	(76,807)
Transfers to other contracts	(102,379)	(250,946)	(374)	(390,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	890,186	(453,007)	322,620	(1,843,923)
Total increase (decrease)	1,362,446	397,385	322,631	1,157,271
Net assets as of December 31, 2019	2,841,969	4,044,350	322,631	11,835,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,246	1,785	13,904	(80,726)
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)
Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928
Net gains (losses) on investments	597,376	37,174	14,668	711,779
Net increase (decrease) in net assets resulting from operations	597,376	37,174	14,668	711,779
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,481,092	396,604	2,454,194	979,079
Administration charges	(7,952)	(5)	(2,713)	(433)
Contingent sales charges	(1,079)	(1,403)	(2,053)	(4,078)
Contract terminations	(84,475)	(293,266)	(98,572)	(826,582)
Death benefit payments	(49,577)	(87,428)	(36,863)	(28,234)
Flexible withdrawal option payments	(12,490)	(16,806)	(1,001)	(66,614)
Transfers to other contracts	(626,262)	(578,181)	(261,746)	(728,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	699,257	(580,485)	2,051,246	(675,066)
Total increase (decrease)	1,296,633	(543,311)	2,065,914	36,713
Net assets as of December 31, 2020	$4,138,602	$3,501,039	$2,388,545	$11,871,914

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2019	$658,026	$46,407	$5,727,684	$337,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,841)	1,333	(58,023)	(3,112)
Total realized gains (losses) on investments	42,911	(78)	(150,821)	5,058
Change in net unrealized appreciation (depreciation)
of investments	190,535	2,912	1,444,467	90,363
Net gains (losses) on investments	230,605	4,167	1,235,623	92,309
Net increase (decrease) in net assets resulting from operations	230,605	4,167	1,235,623	92,309
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,437	18,252	288,382	221,981
Administration charges	(1,926)	(211)	(122)	(999)
Contingent sales charges	(289)	(6)	(4,596)	(446)
Contract terminations	(17,974)	(265)	(827,900)	(14,963)
Death benefit payments	—	—	(21,182)	—
Flexible withdrawal option payments	(3,986)	(50)	(53,911)	(2,671)
Transfers to other contracts	(6,968)	(582)	(428,094)	(5,344)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	556,294	17,138	(1,047,423)	197,558
Total increase (decrease)	786,899	21,305	188,200	289,867
Net assets as of December 31, 2019	1,444,925	67,712	5,915,884	626,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)
Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204
Net gains (losses) on investments	112,605	34,036	304,753	56,875
Net increase (decrease) in net assets resulting from operations	112,605	34,036	304,753	56,875
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	461,442	343,013	457,466	79,234
Administration charges	(3,682)	(333)	(100)	(1,119)
Contingent sales charges	(144)	—	(1,527)	(128)
Contract terminations	(17,257)	—	(352,504)	(24,472)
Death benefit payments	—	—	(11,652)	—
Flexible withdrawal option payments	(4,460)	(372)	(52,900)	(3,058)
Transfers to other contracts	(195,208)	(278,159)	(529,219)	(61,073)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	240,691	64,149	(490,436)	(10,616)
Total increase (decrease)	353,296	98,185	(185,683)	46,259
Net assets as of December 31, 2020	$1,798,221	$165,897	$5,730,201	$673,126

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net assets as of January 1, 2019	$83,790,376	$3,430,574	$181,839	$202,939

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,150,900	111,927	(385)	(825)
Total realized gains (losses) on investments	(1,262,280)	(22,693)	(4,240)	(16,156)
Change in net unrealized appreciation (depreciation)
of investments	4,202,128	101,575	18,197	22,140
Net gains (losses) on investments	4,090,748	190,809	13,572	5,159
Net increase (decrease) in net assets resulting from operations	4,090,748	190,809	13,572	5,159
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,851,136	753,872	24,690	21,445
Administration charges	(106,735)	(1,211)	(185)	(372)
Contingent sales charges	(25,908)	(647)	(43)	(179)
Contract terminations	(9,059,494)	(119,685)	(6,782)	(32,060)
Death benefit payments	(1,055,239)	(13,158)	—	—
Flexible withdrawal option payments	(2,070,904)	(46,239)	(99)	(1,128)
Transfers to other contracts	(3,224,422)	(981,320)	(34,852)	(51,524)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,691,566)	(408,388)	(17,271)	(63,818)
Total increase (decrease)	(2,600,818)	(217,579)	(3,699)	(58,659)
Net assets as of December 31, 2019	81,189,558	3,212,995	178,140	144,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,034,481	135,199	5,288	(177)
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)
Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812
Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920
Net increase (decrease) in net assets resulting from operations	1,202,404	(56,356)	2,386	9,920
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,721,812	374,172	113,567	65,415
Administration charges	(97,613)	(1,346)	(277)	(484)
Contingent sales charges	(20,713)	(477)	(55)	(24)
Contract terminations	(7,131,126)	(72,856)	(10,917)	(4,817)
Death benefit payments	(947,507)	(17,434)	—	—
Flexible withdrawal option payments	(1,845,357)	(33,334)	(1,415)	(1,293)
Transfers to other contracts	(9,497,488)	(529,567)	(93,960)	(5,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(817,992)	(280,842)	6,943	53,036
Total increase (decrease)	384,412	(337,198)	9,329	62,956
Net assets as of December 31, 2020	$81,573,970	$2,875,797	$187,469	$207,236

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net assets as of January 1, 2019	$538,657	$40,998,831	$3,825,520	$310,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,804	(172,823)	(56,364)	(4,338)
Total realized gains (losses) on investments	225	1,571,045	974,866	(4,186)
Change in net unrealized appreciation (depreciation)
of investments	13,267	4,885,242	326,403	54,256
Net gains (losses) on investments	19,296	6,283,464	1,244,905	45,732
Net increase (decrease) in net assets resulting from operations	19,296	6,283,464	1,244,905	45,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	27,174	5,325,030	92,009	155,166
Administration charges	(367)	(9,248)	(851)	(779)
Contingent sales charges	(69)	(21,911)	(521)	(296)
Contract terminations	(12,337)	(5,806,117)	(618,229)	(20,201)
Death benefit payments	—	(394,153)	(61,321)	—
Flexible withdrawal option payments	(391)	(339,007)	(53,990)	—
Transfers to other contracts	(13,019)	(2,969,118)	(121,146)	(944)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	991	(4,214,524)	(764,049)	132,946
Total increase (decrease)	20,287	2,068,940	480,856	178,678
Net assets as of December 31, 2019	558,944	43,067,771	4,306,376	488,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	570	419,136	(56,730)	41,326
Total realized gains (losses) on investments	8,639	759,304	733,620	19,674
Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	(6,553)
Net gains (losses) on investments	31,648	6,432,155	1,606,354	54,447
Net increase (decrease) in net assets resulting from operations	31,648	6,432,155	1,606,354	54,447
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,027	2,337,041	369,631	164,861
Administration charges	(569)	(9,722)	(1,073)	(1,378)
Contingent sales charges	(218)	(11,618)	(212)	(39)
Contract terminations	(43,975)	(3,660,142)	(257,890)	(2,081)
Death benefit payments	—	(491,665)	(13,741)	—
Flexible withdrawal option payments	(1,686)	(300,483)	(54,892)	(3,750)
Transfers to other contracts	(196,532)	(3,807,701)	(428,793)	(88,947)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,047	(5,944,290)	(386,970)	68,666
Total increase (decrease)	34,695	487,865	1,219,384	123,113
Net assets as of December 31, 2020	$593,639	$43,555,636	$5,525,760	$611,871

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net assets as of January 1, 2019	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,201)	(85,790)	(19,030)	4,630
Total realized gains (losses) on investments	2,153,158	(68,527)	38,176	567,319
Change in net unrealized appreciation (depreciation)
of investments	1,103,853	1,930,700	531,392	1,068,605
Net gains (losses) on investments	3,205,810	1,776,383	550,538	1,640,554
Net increase (decrease) in net assets resulting from operations	3,205,810	1,776,383	550,538	1,640,554
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	170,629	249,595	1,206,134	378,967
Administration charges	(1,855)	(938)	(5,211)	(11,682)
Contingent sales charges	(1,273)	(963)	(1,140)	(4,184)
Contract terminations	(1,511,228)	(943,217)	(85,174)	(753,222)
Death benefit payments	(200,210)	(5,452)	(11,396)	(28,283)
Flexible withdrawal option payments	(192,850)	(76,772)	(10,063)	(77,387)
Transfers to other contracts	(439,309)	(449,715)	(80,198)	(798,094)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,176,096)	(1,227,462)	1,012,952	(1,293,885)
Total increase (decrease)	1,029,714	548,921	1,563,490	346,669
Net assets as of December 31, 2019	13,547,364	7,018,218	2,876,696	6,938,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,299	(64,479)	(28,136)	54,583
Total realized gains (losses) on investments	3,347,189	(80,558)	151,664	167,420
Change in net unrealized appreciation (depreciation)
of investments	(1,836,432)	873,416	438,144	511,790
Net gains (losses) on investments	1,515,056	728,379	561,672	733,793
Net increase (decrease) in net assets resulting from operations	1,515,056	728,379	561,672	733,793
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	382,525	481,982	2,062,865	502,909
Administration charges	(1,687)	(933)	(8,404)	(10,136)
Contingent sales charges	(650)	(442)	(861)	(3,518)
Contract terminations	(789,802)	(380,366)	(76,049)	(713,022)
Death benefit payments	(176,211)	(16,064)	(6,009)	(14,279)
Flexible withdrawal option payments	(171,263)	(65,420)	(32,011)	(73,246)
Transfers to other contracts	(669,204)	(659,316)	(312,210)	(698,336)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,426,292)	(640,559)	1,627,321	(1,009,628)
Total increase (decrease)	88,764	87,820	2,188,993	(275,835)
Net assets as of December 31, 2020	$13,636,128	$7,106,038	$5,065,689	$6,663,037

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Net assets as of January 1, 2019	$860,949	$—	$401,715	$5,591,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,610	—	(5,779)	(90,284)
Total realized gains (losses) on investments	84,942	—	41,999	498,849
Change in net unrealized appreciation (depreciation)
of investments	180,327	—	59,327	954,401
Net gains (losses) on investments	269,879	—	95,547	1,362,966
Net increase (decrease) in net assets resulting from operations	269,879	—	95,547	1,362,966
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	638,020	—	37,485	522,309
Administration charges	(2,536)	—	(82)	(7,849)
Contingent sales charges	(228)	—	(29)	(1,893)
Contract terminations	(8,255)	—	(33,883)	(491,151)
Death benefit payments	—	—	—	(4,012)
Flexible withdrawal option payments	(16,431)	—	(1,232)	(78,722)
Transfers to other contracts	(49,798)	—	(51,548)	(345,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	560,772	—	(49,289)	(406,634)
Total increase (decrease)	830,651	—	46,258	956,332
Net assets as of December 31, 2019	1,691,600	—	447,973	6,547,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,351	(9,540)	(3,780)	(62,001)
Total realized gains (losses) on investments	39,596	61,392	9,727	17,601
Change in net unrealized appreciation (depreciation)
of investments	225,429	358,599	67,223	1,367,033
Net gains (losses) on investments	290,376	410,451	73,170	1,322,633
Net increase (decrease) in net assets resulting from operations	290,376	410,451	73,170	1,322,633
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	595,469	1,063,813	25,059	478,111
Administration charges	(3,888)	(125)	(51)	(7,522)
Contingent sales charges	(295)	(113)	(10)	(2,753)
Contract terminations	(22,110)	(137,795)	(11,906)	(609,281)
Death benefit payments	—	(13,308)	—	(15,748)
Flexible withdrawal option payments	(18,256)	(4,649)	(1,346)	(69,281)
Transfers to other contracts	(110,490)	(160,273)	(70,402)	(1,102,673)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	440,430	747,550	(58,656)	(1,329,147)
Total increase (decrease)	730,806	1,158,001	14,514	(6,514)
Net assets as of December 31, 2020	$2,422,406	$1,158,001	$462,487	$6,541,296

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net assets as of January 1, 2019	$3,046,570	$2,905,478	$8,592,280	$1,857,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,921)	(38,429)	(124,065)	44,918
Total realized gains (losses) on investments	532,746	392,134	1,688,471	237
Change in net unrealized appreciation (depreciation)
of investments	433,265	448,184	1,213,597	123,943
Net gains (losses) on investments	925,090	801,889	2,778,003	169,098
Net increase (decrease) in net assets resulting from operations	925,090	801,889	2,778,003	169,098
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	147,274	340,357	457,116	1,321,164
Administration charges	(286)	(10,277)	(1,754)	(2,334)
Contingent sales charges	(489)	(2,066)	(992)	(682)
Contract terminations	(580,088)	(371,928)	(1,177,694)	(83,777)
Death benefit payments	(8,570)	—	(18,949)	(20,635)
Flexible withdrawal option payments	(28,702)	(58,128)	(53,542)	(20,194)
Transfers to other contracts	(462,340)	(287,684)	(507,173)	(105,029)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(933,201)	(389,726)	(1,302,988)	1,088,513
Total increase (decrease)	(8,111)	412,163	1,475,015	1,257,611
Net assets as of December 31, 2019	3,038,459	3,317,641	10,067,295	3,115,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42,418)	(28,761)	(114,370)	70,922
Total realized gains (losses) on investments	673,173	(132,684)	1,487,598	162,797
Change in net unrealized appreciation (depreciation)
of investments	528,700	359,173	141,201	143,581
Net gains (losses) on investments	1,159,455	197,728	1,514,429	377,300
Net increase (decrease) in net assets resulting from operations	1,159,455	197,728	1,514,429	377,300
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	561,746	449,479	188,625	7,904,243
Administration charges	(327)	(8,945)	(1,269)	(6,990)
Contingent sales charges	(176)	(980)	(724)	(1,496)
Contract terminations	(213,961)	(198,720)	(879,797)	(198,771)
Death benefit payments	(97,289)	(22,786)	(98,379)	(8,827)
Flexible withdrawal option payments	(18,975)	(48,403)	(43,553)	(32,278)
Transfers to other contracts	(601,551)	(494,061)	(593,625)	(3,810,475)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(370,533)	(324,416)	(1,428,722)	3,845,406
Total increase (decrease)	788,922	(126,688)	85,707	4,222,706
Net assets as of December 31, 2020	$3,827,381	$3,190,953	$10,153,002	$7,338,273

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net assets as of January 1, 2019	$—	$102,802,630	$88,546,808	$7,079,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(622)	(1,766,218)	513,565	136,360
Total realized gains (losses) on investments	210	22,244,194	12,389,698	627,806
Change in net unrealized appreciation (depreciation)
of investments	25,001	17,797,460	11,618,691	1,957,657
Net gains (losses) on investments	24,589	38,275,436	24,521,954	2,721,823
Net increase (decrease) in net assets resulting from operations	24,589	38,275,436	24,521,954	2,721,823
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	325,614	55,899,675	3,993,973	6,991,181
Administration charges	(197)	(61,439)	(42,196)	(24,142)
Contingent sales charges	—	(31,815)	(30,388)	(4,456)
Contract terminations	—	(16,081,195)	(11,209,850)	(193,704)
Death benefit payments	—	(1,750,829)	(705,983)	(43,155)
Flexible withdrawal option payments	—	(1,475,175)	(1,336,707)	(53,185)
Transfers to other contracts	(1,814)	(8,607,753)	(4,132,556)	(637,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	323,603	27,891,469	(13,463,707)	6,034,678
Total increase (decrease)	348,192	66,166,905	11,058,247	8,756,501
Net assets as of December 31, 2019	348,192	168,969,535	99,605,055	15,836,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,663)	(2,173,322)	459,392	190,001
Total realized gains (losses) on investments	120,788	21,734,179	15,239,642	1,409,259
Change in net unrealized appreciation (depreciation)
of investments	539,689	33,666,453	(232,127)	2,330,309
Net gains (losses) on investments	648,814	53,227,310	15,466,907	3,929,569
Net increase (decrease) in net assets resulting from operations	648,814	53,227,310	15,466,907	3,929,569
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,689,906	8,780,254	10,965,708	11,398,409
Administration charges	(3,346)	(78,910)	(37,267)	(43,666)
Contingent sales charges	(129)	(27,831)	(22,682)	(6,147)
Contract terminations	(10,125)	(16,163,633)	(9,155,325)	(413,098)
Death benefit payments	(8,530)	(2,192,786)	(976,039)	(82,174)
Flexible withdrawal option payments	(4,792)	(1,608,301)	(1,276,826)	(105,498)
Transfers to other contracts	(359,647)	(13,595,946)	(9,995,961)	(2,713,822)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,303,337	(24,887,153)	(10,498,392)	8,034,004
Total increase (decrease)	2,952,151	28,340,157	4,968,515	11,963,573
Net assets as of December 31, 2020	$3,300,343	$197,309,692	$104,573,570	$27,800,021

(1) Commenced operations June 7, 2019. Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net assets as of January 1, 2019	$5,717,283	$2,463,304	$12,388,418	$4,680,953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,924	(46,892)	352,152	23,441
Total realized gains (losses) on investments	359,038	939,941	(102,330)	234,008
Change in net unrealized appreciation (depreciation)
of investments	1,023,593	250,524	2,611,742	971,917
Net gains (losses) on investments	1,398,555	1,143,573	2,861,564	1,229,366
Net increase (decrease) in net assets resulting from operations	1,398,555	1,143,573	2,861,564	1,229,366
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,614,093	2,204,502	2,913,777	669,885
Administration charges	(4,680)	(4,190)	(6,580)	(229)
Contingent sales charges	(2,826)	(2,510)	(7,674)	(3,033)
Contract terminations	(503,270)	(370,555)	(1,212,561)	(546,096)
Death benefit payments	(3,378)	—	(400,308)	(51,676)
Flexible withdrawal option payments	(35,728)	(45,400)	(149,056)	(48,465)
Transfers to other contracts	(695,143)	(582,083)	(1,103,478)	(638,446)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	369,068	1,199,764	34,120	(618,060)
Total increase (decrease)	1,767,623	2,343,337	2,895,684	611,306
Net assets as of December 31, 2019	7,484,906	4,806,641	15,284,102	5,292,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32,548)	(58,306)	123,876	(4,539)
Total realized gains (losses) on investments	355,566	448,537	271,979	183,214
Change in net unrealized appreciation (depreciation)
of investments	1,090,347	1,874,655	42,454	(237,955)
Net gains (losses) on investments	1,413,365	2,264,886	438,309	(59,280)
Net increase (decrease) in net assets resulting from operations	1,413,365	2,264,886	438,309	(59,280)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,316,459	3,019,957	1,900,123	614,495
Administration charges	(6,465)	(9,828)	(8,954)	(89)
Contingent sales charges	(3,118)	(1,590)	(5,239)	(2,356)
Contract terminations	(388,675)	(241,800)	(928,464)	(477,629)
Death benefit payments	—	(21,408)	(84,462)	(346)
Flexible withdrawal option payments	(34,301)	(48,459)	(154,112)	(53,090)
Transfers to other contracts	(1,435,100)	(2,260,745)	(1,789,164)	(1,016,856)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	448,800	436,127	(1,070,272)	(935,871)
Total increase (decrease)	1,862,165	2,701,013	(631,963)	(995,151)
Net assets as of December 31, 2020	$9,347,071	$7,507,654	$14,652,139	$4,297,108

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Net assets as of January 1, 2019	$283,507,349	$—	$2,453,269	$3,204,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,397,099)	—	(39,535)	(53,606)
Total realized gains (losses) on investments	67,777,369	—	339,120	828,470
Change in net unrealized appreciation (depreciation)
of investments	45,967,907	—	464,714	202,087
Net gains (losses) on investments	110,348,177	—	764,299	976,951
Net increase (decrease) in net assets resulting from operations	110,348,177	—	764,299	976,951
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,681,901	—	989,491	3,972,039
Administration charges	(222,347)	—	(5,278)	(13,400)
Contingent sales charges	(99,038)	—	(2,172)	(5,994)
Contract terminations	(36,849,537)	—	(304,518)	(1,079,093)
Death benefit payments	(3,673,104)	—	(12,863)	(137,595)
Flexible withdrawal option payments	(4,328,708)	—	(24,535)	(81,785)
Transfers to other contracts	(19,885,148)	—	(351,589)	(201,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(55,375,981)	—	288,536	2,452,180
Total increase (decrease)	54,972,196	—	1,052,835	3,429,131
Net assets as of December 31, 2019	338,479,545	—	3,506,104	6,633,874

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,815,981)	(1,052)	(41,812)	(51,285)
Total realized gains (losses) on investments	41,378,330	155,591	319,099	453,213
Change in net unrealized appreciation (depreciation)
of investments	9,607,032	278,099	903,934	602,708
Net gains (losses) on investments	49,169,381	432,638	1,181,221	1,004,636
Net increase (decrease) in net assets resulting from operations	49,169,381	432,638	1,181,221	1,004,636
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	12,341,296	3,380,401	589,433	160,254
Administration charges	(185,708)	(2,083)	(6,127)	(11,888)
Contingent sales charges	(58,138)	(32)	(1,813)	(1,926)
Contract terminations	(25,498,930)	(2,276)	(227,541)	(390,329)
Death benefit payments	(4,107,656)	1	(1,047)	(73,599)
Flexible withdrawal option payments	(3,947,174)	(588)	(32,802)	(70,324)
Transfers to other contracts	(25,754,437)	(241,469)	(625,126)	(636,354)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(47,210,747)	3,133,954	(305,023)	(1,024,166)
Total increase (decrease)	1,958,634	3,566,592	876,198	(19,530)
Net assets as of December 31, 2020	$340,438,179	$3,566,592	$4,382,302	$6,614,344

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Net assets as of January 1, 2019	$1,506	$2,747,439	$100,446	$43,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	37,455	1,758	1,598
Total realized gains (losses) on investments	663	(63,142)	196	(944)
Change in net unrealized appreciation (depreciation)
of investments	430	280,847	8,554	3,743
Net gains (losses) on investments	1,100	255,160	10,508	4,397
Net increase (decrease) in net assets resulting from operations	1,100	255,160	10,508	4,397
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	14,856	161,892	2,418	7,213
Administration charges	(14)	—	(201)	(168)
Contingent sales charges	—	(2,063)	—	(4)
Contract terminations	—	(371,482)	—	(176)
Death benefit payments	—	(39,518)	—	—
Flexible withdrawal option payments	—	(52,877)	—	(903)
Transfers to other contracts	(1,886)	(279,868)	(785)	(2,691)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	12,956	(583,916)	1,432	3,271
Total increase (decrease)	14,056	(328,756)	11,940	7,668
Net assets as of December 31, 2019	15,562	2,418,683	112,386	51,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	72,193	5,899	2,335
Total realized gains (losses) on investments	1,149	(42,629)	1,120	(1,217)
Change in net unrealized appreciation (depreciation)
of investments	5,446	77,337	7,973	2,360
Net gains (losses) on investments	6,522	106,901	14,992	3,478
Net increase (decrease) in net assets resulting from operations	6,522	106,901	14,992	3,478
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	29,611	142,691	84,502	22,845
Administration charges	(82)	—	(440)	(185)
Contingent sales charges	—	(1,096)	(8)	(4)
Contract terminations	—	(222,146)	(598)	(174)
Death benefit payments	—	(14,103)	(47,030)	—
Flexible withdrawal option payments	—	(35,982)	—	(1,639)
Transfers to other contracts	(1,755)	(269,415)	(518)	(3,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	27,774	(400,051)	35,908	17,268
Total increase (decrease)	34,296	(293,150)	50,900	20,746
Net assets as of December 31, 2020	$49,858	$2,125,533	$163,286	$72,222

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2019	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	682,969	16,403	366,519	171,149
Total realized gains (losses) on investments	(136,964)	4,074	(222,581)	13,441,306
Change in net unrealized appreciation (depreciation)
of investments	1,771,178	7,635	1,307,644	12,272,884
Net gains (losses) on investments	2,317,183	28,112	1,451,582	25,885,339
Net increase (decrease) in net assets resulting from operations	2,317,183	28,112	1,451,582	25,885,339
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,214,331	1,230,075	4,521,241	2,265,862
Administration charges	(7,127)	(973)	(6,739)	(150,636)
Contingent sales charges	(10,395)	(1,730)	(15,489)	(47,216)
Contract terminations	(1,781,490)	(198,730)	(2,573,947)	(11,933,726)
Death benefit payments	(339,641)	—	(208,832)	(1,369,645)
Flexible withdrawal option payments	(258,862)	(13,518)	(352,498)	(1,943,632)
Transfers to other contracts	(1,062,291)	(545,932)	(1,517,135)	(6,708,312)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(245,475)	469,192	(153,399)	(19,887,305)
Total increase (decrease)	2,071,708	497,304	1,298,183	5,998,034
Net assets as of December 31, 2019	19,995,082	1,525,804	22,921,307	97,426,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	681,385	(87)	217,006	(92,359)
Total realized gains (losses) on investments	(149,296)	6,703	418,649	8,743,754
Change in net unrealized appreciation (depreciation)
of investments	211,031	25,410	1,087,604	5,689,670
Net gains (losses) on investments	743,120	32,026	1,723,259	14,341,065
Net increase (decrease) in net assets resulting from operations	743,120	32,026	1,723,259	14,341,065
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,789,196	2,749,628	13,737,857	3,495,777
Administration charges	(11,880)	(4,558)	(15,661)	(125,078)
Contingent sales charges	(7,710)	(378)	(14,174)	(25,297)
Contract terminations	(1,345,434)	(65,855)	(2,498,760)	(6,837,156)
Death benefit payments	(240,039)	—	(518,529)	(882,911)
Flexible withdrawal option payments	(240,771)	(12,451)	(368,773)	(1,707,781)
Transfers to other contracts	(3,114,336)	(841,790)	(6,054,923)	(9,132,361)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(170,974)	1,824,596	4,267,037	(15,214,807)
Total increase (decrease)	572,146	1,856,622	5,990,296	(873,742)
Net assets as of December 31, 2020	$20,567,228	$3,382,426	$28,911,603	$96,553,026

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net assets as of January 1, 2019	$2,144,462	$17,559,360	$83,003,590	$54,595,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,784	244,231	856,429	371,311
Total realized gains (losses) on investments	355,171	1,442,283	8,492,660	5,166,094
Change in net unrealized appreciation (depreciation)
of investments	471,338	377,927	3,601,273	5,019,700
Net gains (losses) on investments	850,293	2,064,441	12,950,362	10,557,105
Net increase (decrease) in net assets resulting from operations	850,293	2,064,441	12,950,362	10,557,105
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,604,147	238,748	3,017,400	3,741,072
Administration charges	(9,157)	(48,778)	(363,074)	(249,778)
Contingent sales charges	(3,951)	(6,545)	(41,722)	(41,129)
Contract terminations	(152,931)	(1,212,259)	(8,586,008)	(7,647,216)
Death benefit payments	—	(525,439)	(1,589,979)	(356,024)
Flexible withdrawal option payments	(22,167)	(848,098)	(3,071,940)	(1,205,431)
Transfers to other contracts	(132,968)	(371,887)	(2,732,397)	(1,823,307)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,282,973	(2,774,258)	(13,367,720)	(7,581,813)
Total increase (decrease)	3,133,266	(709,817)	(417,358)	2,975,292
Net assets as of December 31, 2019	5,277,728	16,849,543	82,586,232	57,570,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,993	174,877	944,008	379,826
Total realized gains (losses) on investments	388,960	685,836	5,025,380	1,615,789
Change in net unrealized appreciation (depreciation)
of investments	695,821	626,630	2,003,176	4,943,919
Net gains (losses) on investments	1,101,774	1,487,343	7,972,564	6,939,534
Net increase (decrease) in net assets resulting from operations	1,101,774	1,487,343	7,972,564	6,939,534
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,947,936	309,434	2,634,878	1,482,012
Administration charges	(15,721)	(40,468)	(296,924)	(232,925)
Contingent sales charges	(4,065)	(3,998)	(22,094)	(16,497)
Contract terminations	(216,126)	(1,187,289)	(4,639,558)	(3,295,659)
Death benefit payments	—	(240,321)	(2,214,339)	(74,212)
Flexible withdrawal option payments	(45,060)	(740,726)	(2,737,856)	(1,175,070)
Transfers to other contracts	(886,992)	(298,138)	(3,604,898)	(1,281,532)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,779,972	(2,201,506)	(10,880,791)	(4,593,883)
Total increase (decrease)	2,881,746	(714,163)	(2,908,227)	2,345,651
Net assets as of December 31, 2020	$8,159,474	$16,135,380	$79,678,005	$59,916,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net assets as of January 1, 2019	$12,970,073	$9,719,860	$11,401,149	$61,500,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67,300	65,351	108,883	281,150
Total realized gains (losses) on investments	1,326,258	1,078,935	725,212	9,762,855
Change in net unrealized appreciation (depreciation)
of investments	1,558,385	1,254,271	327,916	7,368,808
Net gains (losses) on investments	2,951,943	2,398,557	1,162,011	17,412,813
Net increase (decrease) in net assets resulting from operations	2,951,943	2,398,557	1,162,011	17,412,813
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,757,962	1,546,017	758,056	3,443,526
Administration charges	(7,110)	(7,149)	(29,568)	(13,915)
Contingent sales charges	(10,156)	(8,301)	(6,695)	(25,495)
Contract terminations	(1,807,050)	(1,374,136)	(1,619,389)	(7,827,368)
Death benefit payments	(25,046)	—	(147,537)	(1,387,136)
Flexible withdrawal option payments	(32,715)	(37,223)	(526,867)	(757,886)
Transfers to other contracts	(223,871)	(376,287)	(357,785)	(4,864,877)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(347,986)	(257,079)	(1,929,785)	(11,433,151)
Total increase (decrease)	2,603,957	2,141,478	(767,774)	5,979,662
Net assets as of December 31, 2019	15,574,030	11,861,338	10,633,375	67,480,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86,747	43,389	83,699	326,008
Total realized gains (losses) on investments	745,748	445,040	249,250	4,699,003
Change in net unrealized appreciation (depreciation)
of investments	1,228,601	976,197	507,510	(8,777,765)
Net gains (losses) on investments	2,061,096	1,464,626	840,459	(3,752,754)
Net increase (decrease) in net assets resulting from operations	2,061,096	1,464,626	840,459	(3,752,754)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	711,009	333,701	1,855,822	4,751,758
Administration charges	(8,057)	(8,206)	(24,639)	(10,241)
Contingent sales charges	(7,475)	(8,192)	(2,976)	(18,714)
Contract terminations	(1,411,292)	(1,526,289)	(734,253)	(5,753,053)
Death benefit payments	(40,232)	(24,348)	(366,668)	(487,558)
Flexible withdrawal option payments	(36,521)	(35,850)	(488,910)	(652,035)
Transfers to other contracts	(396,989)	(386,480)	(1,683,326)	(5,217,349)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,189,557)	(1,655,664)	(1,444,950)	(7,387,192)
Total increase (decrease)	871,539	(191,038)	(604,491)	(11,139,946)
Net assets as of December 31, 2020	$16,445,569	$11,670,300	$10,028,884	$56,340,117

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2019	$3,270,539	$490,443	$423,580	$1,824,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,204	(6,684)	1,456	(22,331)
Total realized gains (losses) on investments	311,375	27,388	(5,564)	83,014
Change in net unrealized appreciation (depreciation)
of investments	675,230	78,927	64,075	655,958
Net gains (losses) on investments	1,016,809	99,631	59,967	716,641
Net increase (decrease) in net assets resulting from operations	1,016,809	99,631	59,967	716,641
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,453,536	29,495	64,522	753,174
Administration charges	(9,021)	(563)	(482)	(6,359)
Contingent sales charges	(2,890)	(75)	(482)	(810)
Contract terminations	(144,613)	(9,756)	(27,286)	(72,927)
Death benefit payments	(22,707)	—	—	(2,444)
Flexible withdrawal option payments	(19,470)	(1,343)	(2,028)	(8,066)
Transfers to other contracts	(436,200)	(1,457)	(18,746)	(109,095)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,818,635	16,301	15,498	553,473
Total increase (decrease)	2,835,444	115,932	75,465	1,270,114
Net assets as of December 31, 2019	6,105,983	606,375	499,045	3,094,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49,685	(480)	(1,671)	(35,138)
Total realized gains (losses) on investments	209,339	767	(29,523)	912,897
Change in net unrealized appreciation (depreciation)
of investments	(508,908)	34,610	(63,410)	1,562,865
Net gains (losses) on investments	(249,884)	34,897	(94,604)	2,440,624
Net increase (decrease) in net assets resulting from operations	(249,884)	34,897	(94,604)	2,440,624
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,692,257	76,133	168,643	4,997,593
Administration charges	(15,031)	(613)	(431)	(12,418)
Contingent sales charges	(1,311)	—	(190)	(1,441)
Contract terminations	(106,585)	—	(13,330)	(113,034)
Death benefit payments	(38,966)	—	—	(97,312)
Flexible withdrawal option payments	(35,583)	(2,192)	(2,602)	(22,566)
Transfers to other contracts	(1,630,453)	(278,602)	(34,447)	(818,816)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	864,328	(205,274)	117,643	3,932,006
Total increase (decrease)	614,444	(170,377)	23,039	6,372,630
Net assets as of December 31, 2020	$6,720,427	$435,998	$522,084	$9,467,627

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net assets as of January 1, 2019	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,501,847	270,670	1,417,793	139,591
Total realized gains (losses) on investments	18,513,667	691,456	1,648,177	107,235
Change in net unrealized appreciation (depreciation)
of investments	50,648,846	1,939,678	10,844,136	704,735
Net gains (losses) on investments	73,664,360	2,901,804	13,910,106	951,561
Net increase (decrease) in net assets resulting from operations	73,664,360	2,901,804	13,910,106	951,561
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,644,958	8,382,193	3,039,184	2,936,995
Administration charges	(2,314,355)	(39,690)	(319,597)	(17,741)
Contingent sales charges	(271,690)	(7,386)	(50,414)	(2,800)
Contract terminations	(52,764,065)	(397,706)	(10,153,043)	(259,596)
Death benefit payments	(5,599,660)	(25,142)	(1,891,987)	(66,341)
Flexible withdrawal option payments	(12,303,301)	(274,825)	(3,014,496)	(78,341)
Transfers to other contracts	(12,287,637)	(814,816)	(2,365,937)	(539,825)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(77,895,750)	6,822,628	(14,756,290)	1,972,351
Total increase (decrease)	(4,231,390)	9,724,432	(846,184)	2,923,912
Net assets as of December 31, 2019	427,977,306	22,821,199	102,121,678	8,927,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,079,910	249,344	883,410	147,554
Total realized gains (losses) on investments	6,475,962	746,852	720,844	202,437
Change in net unrealized appreciation (depreciation)
of investments	25,867,935	1,416,053	5,514,695	614,274
Net gains (losses) on investments	35,423,807	2,412,249	7,118,949	964,265
Net increase (decrease) in net assets resulting from operations	35,423,807	2,412,249	7,118,949	964,265
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,621,622	6,245,640	4,086,443	4,567,661
Administration charges	(2,092,437)	(49,125)	(290,311)	(28,781)
Contingent sales charges	(109,156)	(8,643)	(26,517)	(1,996)
Contract terminations	(25,290,685)	(1,023,296)	(5,929,445)	(199,966)
Death benefit payments	(5,161,877)	(262,065)	(858,063)	(225,159)
Flexible withdrawal option payments	(11,216,316)	(368,651)	(2,784,391)	(114,865)
Transfers to other contracts	(15,532,944)	(2,284,077)	(4,536,224)	(798,514)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(48,781,793)	2,249,783	(10,338,508)	3,198,380
Total increase (decrease)	(13,357,986)	4,662,032	(3,219,559)	4,162,645
Net assets as of December 31, 2020	$414,619,320	$27,483,231	$98,902,119	$13,090,538

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2019	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	339,518	87,003	2,524,636	368,732
Total realized gains (losses) on investments	3,463,132	395,507	1,694,363	401,769
Change in net unrealized appreciation (depreciation)
of investments	14,010,768	1,980,212	9,732,166	796,351
Net gains (losses) on investments	17,813,418	2,462,722	13,951,165	1,566,852
Net increase (decrease) in net assets resulting from operations	17,813,418	2,462,722	13,951,165	1,566,852
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,038,413	6,293,800	10,702,178	4,999,435
Administration charges	(9,452)	(39,039)	(183,686)	(37,255)
Contingent sales charges	(64,498)	(16,459)	(64,191)	(7,084)
Contract terminations	(13,152,309)	(1,212,642)	(13,396,036)	(483,842)
Death benefit payments	(284,300)	(2,298,694)	(5,832,018)	(25,237)
Flexible withdrawal option payments	(896,275)	(82,063)	(3,713,775)	(234,151)
Transfers to other contracts	(3,869,176)	(185,015)	(6,521,199)	(1,457,975)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,237,597)	2,459,888	(19,008,727)	2,753,891
Total increase (decrease)	3,575,821	4,922,610	(5,057,562)	4,320,743
Net assets as of December 31, 2019	89,362,293	15,671,496	121,789,147	16,832,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	362,258	117,530	1,549,246	351,921
Total realized gains (losses) on investments	1,786,903	347,506	237,246	359,518
Change in net unrealized appreciation (depreciation)
of investments	6,493,284	1,660,868	3,963,733	537,698
Net gains (losses) on investments	8,642,445	2,125,904	5,750,225	1,249,137
Net increase (decrease) in net assets resulting from operations	8,642,445	2,125,904	5,750,225	1,249,137
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,963,160	3,646,157	10,408,619	6,768,042
Administration charges	(7,586)	(51,526)	(154,407)	(50,933)
Contingent sales charges	(28,114)	(6,317)	(49,892)	(4,816)
Contract terminations	(6,699,300)	(625,902)	(11,160,553)	(412,795)
Death benefit payments	(826,951)	(7,021)	(1,737,243)	—
Flexible withdrawal option payments	(993,171)	(128,602)	(3,453,796)	(307,704)
Transfers to other contracts	(6,016,164)	(1,015,474)	(9,317,983)	(1,376,301)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,608,126)	1,811,315	(15,465,255)	4,615,493
Total increase (decrease)	(1,965,681)	3,937,219	(9,715,030)	5,864,630
Net assets as of December 31, 2020	$87,396,612	$19,608,715	$112,074,117	$22,697,527

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net assets as of January 1, 2019	$50,948,524	$6,018,609	$73,768,489	$86,880,566

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,080	32,443	905,453	(965,794)
Total realized gains (losses) on investments	2,314,292	464,664	(209,413)	15,837,119
Change in net unrealized appreciation (depreciation)
of investments	9,809,596	1,256,273	1,637,793	6,475,160
Net gains (losses) on investments	12,130,968	1,753,380	2,333,833	21,346,485
Net increase (decrease) in net assets resulting from operations	12,130,968	1,753,380	2,333,833	21,346,485
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,059,750	2,783,131	14,314,980	3,630,644
Administration charges	(7,806)	(20,995)	(240,542)	(73,134)
Contingent sales charges	(42,933)	(4,826)	(60,793)	(31,927)
Contract terminations	(8,696,828)	(267,362)	(11,457,382)	(11,455,738)
Death benefit payments	(24,109)	(2,241)	(558,871)	(674,467)
Flexible withdrawal option payments	(441,551)	(42,900)	(2,799,102)	(1,383,747)
Transfers to other contracts	(2,026,228)	(399,188)	(4,873,624)	(3,917,395)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,179,705)	2,045,619	(5,675,334)	(13,905,764)
Total increase (decrease)	2,951,263	3,798,999	(3,341,501)	7,440,721
Net assets as of December 31, 2019	53,899,787	9,817,608	70,426,988	94,321,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	145,542	81,033	518,148	(704,477)
Total realized gains (losses) on investments	1,035,044	386,927	(115,650)	5,665,015
Change in net unrealized appreciation (depreciation)
of investments	4,710,115	1,710,461	831,836	12,112,650
Net gains (losses) on investments	5,890,701	2,178,421	1,234,334	17,073,188
Net increase (decrease) in net assets resulting from operations	5,890,701	2,178,421	1,234,334	17,073,188
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,882,424	3,946,072	20,590,728	5,399,077
Administration charges	(6,538)	(24,485)	(209,314)	(60,691)
Contingent sales charges	(23,271)	(5,576)	(19,648)	(19,579)
Contract terminations	(5,470,879)	(324,401)	(4,551,225)	(7,903,426)
Death benefit payments	(390,230)	—	(660,081)	(879,171)
Flexible withdrawal option payments	(383,370)	(55,114)	(2,506,745)	(1,210,901)
Transfers to other contracts	(3,966,266)	(1,188,084)	(10,775,347)	(8,727,896)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,358,130)	2,348,412	1,868,368	(13,402,587)
Total increase (decrease)	(1,467,429)	4,526,833	3,102,702	3,670,601
Net assets as of December 31, 2020	$52,432,358	$14,344,441	$73,529,690	$97,991,888

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Net assets as of January 1, 2019	$1,292,379	$20,946,458	$25,079,375	$4,505,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,025)	(347,436)	(378,192)	282,028
Total realized gains (losses) on investments	272,713	3,049,407	2,685,899	(4,983)
Change in net unrealized appreciation (depreciation)
of investments	125,227	2,988,815	3,884,057	(251,832)
Net gains (losses) on investments	381,915	5,690,786	6,191,764	25,213
Net increase (decrease) in net assets resulting from operations	381,915	5,690,786	6,191,764	25,213
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	991,722	4,514,062	2,092,269	941,071
Administration charges	(4,519)	(16,406)	(8,989)	(3,464)
Contingent sales charges	(2,011)	(13,362)	(22,312)	(864)
Contract terminations	(82,110)	(2,385,049)	(4,017,051)	(100,936)
Death benefit payments	(7,419)	(346,647)	(473,952)	—
Flexible withdrawal option payments	(23,634)	(274,090)	(232,787)	(21,807)
Transfers to other contracts	(94,248)	(2,987,000)	(2,447,036)	(208,699)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	777,781	(1,508,492)	(5,109,858)	605,301
Total increase (decrease)	1,159,696	4,182,294	1,081,906	630,514
Net assets as of December 31, 2019	2,452,075	25,128,752	26,161,281	5,135,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,727)	(384,617)	(366,903)	193,026
Total realized gains (losses) on investments	170,356	3,942,467	2,989,544	(281,824)
Change in net unrealized appreciation (depreciation)
of investments	545,776	4,468,651	3,555,423	(218,205)
Net gains (losses) on investments	699,405	8,026,501	6,178,064	(307,003)
Net increase (decrease) in net assets resulting from operations	699,405	8,026,501	6,178,064	(307,003)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,196,469	9,750,278	2,312,258	735,382
Administration charges	(6,752)	(24,856)	(8,699)	(3,586)
Contingent sales charges	(954)	(10,125)	(12,234)	(1,115)
Contract terminations	(86,446)	(2,012,279)	(2,479,575)	(133,246)
Death benefit payments	(6,484)	(178,017)	(169,053)	—
Flexible withdrawal option payments	(16,949)	(246,853)	(208,090)	(23,538)
Transfers to other contracts	(500,771)	(5,499,872)	(3,647,571)	(2,360,105)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	578,113	1,778,276	(4,212,964)	(1,786,208)
Total increase (decrease)	1,277,518	9,804,777	1,965,100	(2,093,211)
Net assets as of December 31, 2020	$3,729,593	$34,933,529	$28,126,381	$3,042,657

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Net assets as of January 1, 2019	$736,624	$179,539	$19,701	$26,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,833	974	5,385	4,954
Total realized gains (losses) on investments	149,839	16,138	18,236	8,298
Change in net unrealized appreciation (depreciation)
of investments	(69,823)	(4,844)	32,198	20,850
Net gains (losses) on investments	93,849	12,268	55,819	34,102
Net increase (decrease) in net assets resulting from operations	93,849	12,268	55,819	34,102
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	17,446	162,285	550,310	956,931
Administration charges	—	(795)	(1,271)	(13)
Contingent sales charges	(2)	(408)	—	—
Contract terminations	(159,066)	(17,843)	—	—
Death benefit payments	(4,129)	—	—	—
Flexible withdrawal option payments	(6,975)	(827)	—	—
Transfers to other contracts	(16,426)	(30,313)	(380)	(431)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(169,152)	112,099	548,659	956,487
Total increase (decrease)	(75,303)	124,367	604,478	990,589
Net assets as of December 31, 2019	661,321	303,906	624,179	1,016,846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,432	(2,866)	4,491	5,722
Total realized gains (losses) on investments	(32,865)	935	10,424	(17,994)
Change in net unrealized appreciation (depreciation)
of investments	57,857	24,659	96,223	61,687
Net gains (losses) on investments	37,424	22,728	111,138	49,415
Net increase (decrease) in net assets resulting from operations	37,424	22,728	111,138	49,415
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	120,847	107,323	362,507	336,029
Administration charges	—	(1,148)	(2,352)	(347)
Contingent sales charges	(115)	(226)	—	(15)
Contract terminations	(17,820)	(12,107)	—	(1,075)
Death benefit payments	(41,860)	—	—	—
Flexible withdrawal option payments	(6,680)	(882)	—	(7,652)
Transfers to other contracts	(135,855)	(21,109)	(85,439)	(348,730)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(81,483)	71,851	274,716	(21,790)
Total increase (decrease)	(44,059)	94,579	385,854	27,625
Net assets as of December 31, 2020	$617,262	$398,485	$1,010,033	$1,044,471

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2019	$—	$33,799	$11,140	$3,895,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,229)	5,969	286	(56,342)
Total realized gains (losses) on investments	726	30,868	2,087	(362,083)
Change in net unrealized appreciation (depreciation)
of investments	8,040	56,486	5,737	802,914
Net gains (losses) on investments	7,537	93,323	8,110	384,489
Net increase (decrease) in net assets resulting from operations	7,537	93,323	8,110	384,489
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	300,734	1,421,161	363,477	668,767
Administration charges	(131)	(707)	(83)	(721)
Contingent sales charges	(73)	—	(4,209)	(2,958)
Contract terminations	(13,148)	—	(141,168)	(500,183)
Death benefit payments	—	—	—	(15,067)
Flexible withdrawal option payments	—	(1,528)	—	(30,310)
Transfers to other contracts	—	(502,535)	(4)	(442,881)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	287,382	916,391	218,013	(323,353)
Total increase (decrease)	294,919	1,009,714	226,123	61,136
Net assets as of December 31, 2019	294,919	1,043,513	237,263	3,957,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	413	(1,801)	1,847	(22,510)
Total realized gains (losses) on investments	589	8,957	455	(208,463)
Change in net unrealized appreciation (depreciation)
of investments	15,522	26,042	25,816	894,908
Net gains (losses) on investments	16,524	33,198	28,118	663,935
Net increase (decrease) in net assets resulting from operations	16,524	33,198	28,118	663,935
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,561	147,468	60,034	553,489
Administration charges	(513)	(1,752)	(1,008)	(701)
Contingent sales charges	—	(7)	(2)	(1,543)
Contract terminations	—	(494)	(148)	(280,002)
Death benefit payments	—	—	—	(37,767)
Flexible withdrawal option payments	—	(1,760)	(659)	(19,995)
Transfers to other contracts	—	(526,351)	(232)	(583,846)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	38,048	(382,896)	57,985	(370,365)
Total increase (decrease)	54,572	(349,698)	86,103	293,570
Net assets as of December 31, 2020	$349,491	$693,815	$323,366	$4,250,578

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2020, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (5)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (4)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (4)
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account (9)
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III (10)
American Century Investments®:
VP Capital Appreciation Fund – Class I
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2 (3)
Asset Allocation Fund – Class 4
Blue Chip Income and Growth Fund – Class 2 (3)
Blue Chip Income and Growth Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Bond Fund – Class 2
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund – Class 2
New World Fund – Class 4
BlackRock Variable Insurance Funds:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage U.S. Total Market V.I. Fund – Class III
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond – Class F (6)
Russell 2000 Small Cap Index – Class F
S&P MidCap 400 Index – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II
Columbia Variable Portfolio:
Limited Duration Credit – Class 2
Small Cap Value – Class 2
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class
Small Cap Value – Service Class

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust (SM):
1290 VT Convertible Securities Portfolio – Class IB (7)
1290 VT GAMCO Small Company Value Portfolio – Class IB (7)
1290 VT Micro Cap Portfolio – Class IB (7)
1290 VT SmartBeta Equity Portfolio – Class IB (7)
1290 VT Socially Responsible Portfolio – Class IB (7)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 – Service Class 2 (7)
Freedom 2030 – Service Class 2 (7)
Freedom 2040 – Service Class 2 (7)
Freedom 2050 – Service Class 2 (7)
Government Money Market Portfolio – Initial Class (2)
Government Money Market Portfolio – Service Class 2 (2)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP – Class 4 (6)
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2 (7)
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares
Oppenheimer Discovery Mid Cap Growth Fund – Series I Shares (8)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Oppenheimer Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares (7) (11)
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S (6)
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (6)
Balanced ETF Portfolio Investor Class (6)
Conservative ETF Portfolio Investor Class (6)
Growth ETF Portfolio Investor Class (6)
Moderate Growth ETF Portfolio Investor Class (6)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life.
(2)    Commenced operations February 8, 2016.
(3)    Commenced operations May 23, 2016.
(4)    Commenced operations April 6, 2017.
(5)    Commenced operations May 26, 2017.
(6)    Commenced operations June 11, 2018.
(7)    Commenced operations June 7, 2019.
(8)    Commenced operations April 30, 2020.
(9) Commenced operations June 8, 2020.
(10) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(11) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

                Commenced operations date is the date the division became available to contractholders.

                During 2020, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 1, 2020	Invesco MidCap Growth Series I	Invesco Oppenheimer Discovery Mid Cap Growth	$986,718

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2020. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.50% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2020, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets (1)	1.25	1.20	1.15	1.10	1.05
International Emerging Markets (2)	1.10	1.05	1.00	0.95	0.90

(1) Period from January 1, 2020 to April 30, 2020. (2) Period from May 1, 2020 to December 31, 2020.

	Net Assets
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income	0.50%	0.45%	0.40%

	Net Assets
	(in millions)
	First $500	Over $500
Principal Capital Appreciation	0.625%	0.500%

	Net Assets
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond	0.50%	0.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

All Net Assets
Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05
Diversified Balanced Volatility Control	0.05
Diversified Growth	0.05
Diversified Growth Managed Volatility	0.12
Diversified Growth Volatility Control	0.12
Diversified Income	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive certain of the divisions’ management and investment advisory fees. The expense waiver will reduce the division’s management and investment advisory fees by the following amounts:

	From January 1, 2020 through December 31, 2020
	All Classes	Expiration
International Emerging Markets	0.150%	April 30, 2020
LargeCap Growth I	0.016	April 30, 2021

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2020 through December 31, 2020
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility	N/A	0.31%	April 30, 2021
Diversified Balanced Volatility Control	N/A	0.39	April 30, 2020
Diversified Growth Managed Volatility	N/A	0.31	April 30, 2020
International Emerging Markets	1.20%	N/A	April 30, 2021
LargeCap Growth I	0.69	N/A	April 30, 2021

The Manager has contractually agreed to reduce the Short-Term Income division’s expenses by 0.01% through the period ended April 30, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the divisions incur in connection with investments they make, acquired fund fees and expenses and other extraordinary expenses) attributable to Class 2 shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows during 2020:

Expense Limit
Class 2
Diversified Income	0.31%

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

4. Purchases and Sales of Investments
The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2020:

Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$766,918	$1,714,700

AllianceBernstein Small/Mid Cap Value Class A	$629,233	$1,241,389

Alps/Red Global Opportunity Portfolio Class III	$376,404	$149,940

American Century VP Capital Appreciation Class I	$394,507	$557,070

American Century VP Income & Growth Class I	$1,036,368	$1,147,863

American Century VP Inflation Protection Class II	$7,929,017	$8,708,961

American Century VP Mid Cap Value Class II	$848,939	$1,892,091

American Century VP Ultra Class I	$1,245,860	$1,514,084

American Century VP Ultra Class II	$4,398,973	$10,549,662

American Century VP Value Class II	$2,025,966	$2,291,918

American Funds Insurance Series Asset Allocation Fund Class 2	$422,050	$678,545

American Funds Insurance Series Asset Allocation Fund Class 4	$2,122,203	$1,083,536

American Funds Insurance Series Blue Chip Income and Growth Class 2	$910,952	$898,251

American Funds Insurance Series Blue Chip Income and Growth Class 4	$2,836,083	$1,263,435

American Funds Insurance Series Global Small Capitalization Fund Class 2	$224,756	$217,434

American Funds Insurance Series Global Small Capitalization Fund Class 4	$954,019	$402,245

American Funds Insurance Series High-Income Bond Class 2	$259,170	$167,351

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$2,740,819	$434,358

American Funds Insurance Series Managed Risk Growth Fund Class P2	$2,003,082	$926,716

American Funds Insurance Series Managed Risk International Fund Class P2	$139,999	$56,699

American Funds Insurance Series New World Fund Class 2	$505,993	$544,781

American Funds Insurance Series New World Fund Class 4	$1,387,777	$532,814

BlackRock 60/40 Target Allocation Class III	$740,464	$142,082

BlackRock Advantage U.S. Total Market Class III	$988,212	$192,812

BlackRock Global Allocation Class III	$618,799	$594,575

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

BNY Mellon IP MidCap Stock Service Shares	$165,113	$105,407

BNY Mellon IP Technology Growth Service Shares	$2,963,075	$3,338,850

Calvert EAFE International Index Class F	$892,508	$268,502

Calvert Investment Grade Bond Portfolio Class F	$3,018,332	$428,252

Calvert Russell 2000 Small Cap Index Class F	$1,299,302	$539,860

Calvert S&P MidCap 400 Index Class F	$1,885,734	$915,856

ClearBridge Small Cap Growth Class II	$1,621,714	$744,802

Columbia Limited Duration Credit Class 2	$3,999,073	$772,706

Columbia Small Cap Value Class 2	$468,969	$310,112

Core Plus Bond Class 1	$25,619,206	$26,046,973

Delaware Limited Term Diversified Income Service Class	$831,043	$126,707

Delaware Small Cap Value Service Class	$375,800	$430,829

Diversified Balanced Class 1	$2,270,217	$5,331,501

Diversified Balanced Class 2	$94,145,893	$161,983,367

Diversified Balanced Managed Volatility Class 2	$23,704,875	$24,861,186

Diversified Balanced Volatility Control Class 2	$42,585,807	$13,627,509

Diversified Growth Class 2	$324,931,843	$524,384,518

Diversified Growth Managed Volatility Class 2	$43,209,805	$40,565,925

Diversified Growth Volatility Control Class 2	$220,356,849	$46,660,039

Diversified Income Class 2	$100,772,650	$78,413,249

Diversified International Class 1	$6,431,145	$17,161,837

DWS Alternative Asset Allocation Class B	$5,464	$2,253

DWS Equity 500 Index Class B2	$372,104	$262,955

DWS Small Mid Cap Value Class B	$314,452	$333,245

EQ Convertible Securities Class IB	$163,032	$1,585

EQ GAMCO Small Company Value Class IB	$62,547	$1,249

EQ Micro Cap Class IB	$82,349	$2,505

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

EQ SmartBeta Equity Class IB	$270,413	$34,358

EQ Socially Responsible Class IB	$149,848	$12,583

Equity Income Class 1	$26,115,445	$42,862,013

Equity Income Class 2	$2,779,429	$2,090,412

Fidelity VIP Contrafund Service Class	$1,033,918	$6,964,920

Fidelity VIP Contrafund Service Class 2	$6,151,637	$11,842,040

Fidelity VIP Equity-Income Service Class 2	$3,588,714	$4,516,602

Fidelity VIP Freedom 2020 Service Class 2	$383,132	$91,097

Fidelity VIP Freedom 2030 Service Class 2	$858,725	$103,794

Fidelity VIP Freedom 2040 Service Class 2	$496,830	$16,663

Fidelity VIP Freedom 2050 Service Class 2	$479,265	$276,863

Fidelity VIP Government Money Market Initial Class	$37,404,498	$26,987,209

Fidelity VIP Government Money Market Service Class 2	$23,791,627	$18,214,341

Fidelity VIP Growth Service Class	$2,490,769	$2,842,530

Fidelity VIP Growth Service Class 2	$2,608,332	$3,300,334

Fidelity VIP Mid Cap Service Class	$503	$845

Fidelity VIP Mid Cap Service Class 2	$2,734,109	$5,057,879

Fidelity VIP Overseas Service Class 2	$2,041,930	$4,424,314

Franklin Global Real Estate VIP Class 2	$508,141	$176,325

Franklin Income VIP Class 4	$1,114,046	$333,690

Franklin Rising Dividends VIP Class 4	$1,710,562	$812,665

Franklin Small Cap Value VIP Class 2	$652,924	$1,024,097

Franklin U.S. Government Fund Class 2	$2,477,219	$412,069

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,213,120	$1,800,983

Goldman Sachs VIT Mid Cap Value Service Shares	$493,059	$234,689

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$346,047	$280,208

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$537,642	$1,018,999

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$87,400	$94,976

Government & High Quality Bond Class 1	$20,823,783	$20,607,294

Guggenheim Floating Rate Strategies Series F	$545,161	$690,804

Guggenheim Investments Global Managed Futures Strategy	$122,077	$108,758

Guggenheim Investments Long Short Equity	$66,992	$14,133

Guggenheim Investments Multi-Hedge Strategies	$254,070	$250,453

International Emerging Markets Class 1	$3,274,221	$8,799,375

Invesco American Franchise Series I	$721,380	$816,671

Invesco Balanced-Risk Allocation Series II	$243,032	$101,734

Invesco Core Equity Series I	$3,432,121	$1,971,614

Invesco Health Care Series I	$652,667	$1,206,839

Invesco Health Care Series II	$2,168,007	$467,535

Invesco International Growth Series I	$787,369	$1,602,834

Invesco International Growth Series II	$684,527	$172,299

Invesco Oppenheimer Discovery Mid Cap Growth Series I	$1,063,813	$325,803

Invesco Oppenheimer Main Street Small Cap Series II	$32,380	$88,962

Invesco Small Cap Equity Series I	$989,679	$1,889,000

Invesco Technology Series I	$849,629	$974,697

Invesco Value Opportunities Series I	$589,967	$814,040

Janus Henderson Enterprise Service Shares	$880,574	$1,735,771

Janus Henderson Flexible Bond Service Shares	$8,029,274	$4,112,946

Janus Henderson Global Technology and Innovation Service Shares	$2,792,364	$398,267

LargeCap Growth I Class 1	$18,917,966	$35,884,800

LargeCap S&P 500 Index Class 1	$18,727,015	$22,705,304

LargeCap S&P 500 Index Class 2	$13,124,134	$3,531,051

MFS International Intrinsic Value Service Class	$2,535,098	$1,960,670

MFS New Discovery Service Class	$3,639,479	$2,642,135

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

MFS Utilities Service Class	$2,556,702	$3,147,260

MFS Value Service Class	$858,669	$1,610,901

MidCap Class 1	$44,068,154	$63,581,290

MidCap Class 2	$3,548,359	$255,708

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$788,748	$936,268

Neuberger Berman AMT Sustainable Equity Class I	$439,257	$1,271,161

Neuberger Berman AMT Sustainable Equity Class S	$30,704	$2,002

PIMCO All Asset Administrative Class	$244,105	$571,963

PIMCO All Asset Advisor Class	$91,950	$50,143

PIMCO Commodity Real Return Strategy Class M	$25,632	$6,029

PIMCO High Yield Administrative Class	$5,721,935	$5,211,524

PIMCO Low Duration Advisor Class	$2,772,677	$948,168

PIMCO Total Return Administrative Class	$14,556,398	$9,792,714

Principal Capital Appreciation Class 1	$8,997,152	$19,961,682

Principal Capital Appreciation Class 2	$3,305,924	$1,217,195

Principal LifeTime 2010 Class 1	$994,186	$2,730,958

Principal LifeTime 2020 Class 1	$6,022,174	$14,571,081

Principal LifeTime 2030 Class 1	$3,559,680	$6,830,088

Principal LifeTime 2040 Class 1	$1,302,275	$2,102,949

Principal LifeTime 2050 Class 1	$753,607	$2,132,593

Principal LifeTime Strategic Income Class 1	$2,089,287	$3,442,121

Real Estate Securities Class 1	$9,130,648	$12,916,451

Real Estate Securities Class 2	$3,145,519	$1,884,011

Rydex Basic Materials	$83,467	$286,359

Rydex Commodities Strategy	$172,142	$56,170

Rydex NASDAQ 100	$5,667,586	$1,117,104

SAM Balanced Portfolio Class 1	$31,509,531	$64,911,445

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

SAM Balanced Portfolio Class 2	$7,455,489	$4,211,251

SAM Conservative Balanced Portfolio Class 1	$8,026,749	$15,755,934

SAM Conservative Balanced Portfolio Class 2	$5,020,338	$1,465,982

SAM Conservative Growth Portfolio Class 1	$6,802,746	$15,730,457

SAM Conservative Growth Portfolio Class 2	$4,173,229	$1,982,166

SAM Flexible Income Portfolio Class 1	$16,014,321	$27,435,840

SAM Flexible Income Portfolio Class 2	$7,749,669	$2,325,699

SAM Strategic Growth Portfolio Class 1	$4,878,820	$10,941,342

SAM Strategic Growth Portfolio Class 2	$4,427,823	$1,704,985

Short-Term Income Class 1	$22,045,141	$19,658,625

SmallCap Class 1	$11,823,976	$19,916,458

SmallCap Class 2	$1,401,518	$642,368

T. Rowe Price Blue Chip Growth Portfolio II	$10,874,465	$8,356,619

T. Rowe Price Health Sciences Portfolio II	$3,892,511	$6,892,125

Templeton Global Bond VIP Class 4	$968,831	$2,562,013

Templeton Growth VIP Class 2	$138,380	$207,431

The Merger Fund	$108,343	$38,338

TOPS Aggressive Growth ETF Portfolio Investor Class	$380,402	$93,105

TOPS Balanced ETF Portfolio Investor Class	$349,634	$365,397

TOPS Conservative ETF Portfolio Investor Class	$43,901	$4,990

TOPS Growth ETF Portfolio Investor Class	$155,931	$537,276

TOPS Moderate Growth ETF Portfolio Investor Class	$64,528	$4,204

VanEck Global Hard Assets Class S	$578,446	$971,321

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

5. Changes in Units Outstanding
Transactions in units were as follows for each of the years ended December 31:

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	9,658	32,281	(22,623)	13,845	46,565	(32,720)

AllianceBernstein Small/Mid Cap Value Class A	33,508	92,830	(59,322)	28,151	28,919	(768)

Alps/Red Global Opportunity Portfolio Class III	26,439	12,596	13,843	19,277	1,711	17,566

American Century VP Capital Appreciation Class I	12,046	29,941	(17,895)	10,606	59,031	(48,425)

American Century VP Income & Growth Class I	16,724	43,411	(26,687)	16,218	65,666	(49,448)

American Century VP Inflation Protection Class II	567,816	611,743	(43,927)	318,547	623,884	(305,337)

American Century VP Mid Cap Value Class II	32,744	75,549	(42,805)	27,319	52,492	(25,173)

American Century VP Ultra Class I	25,451	42,951	(17,500)	12,321	42,433	(30,112)

American Century VP Ultra Class II	46,131	260,270	(214,139)	48,215	285,743	(237,528)

American Century VP Value Class II	85,425	120,491	(35,066)	39,808	103,608	(63,800)

American Funds Insurance Series Asset Allocation Fund Class 2	27,390	48,598	(21,208)	25,221	40,421	(15,200)

American Funds Insurance Series Asset Allocation Fund Class 4	167,082	85,403	81,679	409,258	75,417	333,841

American Funds Insurance Series Blue Chip Income and Growth Class 2	62,701	67,705	(5,004)	43,586	44,977	(1,391)

American Funds Insurance Series Blue Chip Income and Growth Class 4	247,136	117,243	129,893	237,613	25,307	212,306

American Funds Insurance Series Global Small Capitalization Fund Class 2	10,021	15,172	(5,151)	12,335	23,262	(10,927)

American Funds Insurance Series Global Small Capitalization Fund Class 4	72,490	33,861	38,629	53,683	8,362	45,321

American Funds Insurance Series High-Income Bond Class 2	13,491	14,241	(750)	22,100	29,878	(7,778)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	230,379	37,360	193,019	80,862	3,225	77,637

American Funds Insurance Series Managed Risk Growth Fund Class P2	146,842	68,395	78,447	27,657	5,386	22,271

American Funds Insurance Series Managed Risk International Fund Class P2	13,442	5,128	8,314	4,205	169	4,036

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
American Funds Insurance Series New World Fund Class 2	37,519	41,604	(4,085)	42,137	35,160	6,977

American Funds Insurance Series New World Fund Class 4	125,510	48,540	76,970	81,574	8,909	72,665

BlackRock 60/40 Target Allocation Class III	61,548	10,642	50,906	38,466	24,928	13,538

BlackRock Advantage U.S. Total Market Class III	62,650	14,675	47,975	8,948	11,043	(2,095)

BlackRock Global Allocation Class III	39,453	53,018	(13,565)	41,690	17,131	24,559

BNY Mellon IP MidCap Stock Service Shares	18,604	10,975	7,629	8,879	4,959	3,920

BNY Mellon IP Technology Growth Service Shares	35,885	61,044	(25,159)	19,105	67,060	(47,955)

Calvert EAFE International Index Class F	92,673	28,844	63,829	64,496	2,993	61,503

Calvert Investment Grade Bond Portfolio Class F	259,447	35,793	223,654	72,301	1,703	70,598

Calvert Russell 2000 Small Cap Index Class F	113,621	52,246	61,375	94,835	13,915	80,920

Calvert S&P MidCap 400 Index Class F	168,767	82,281	86,486	155,875	23,704	132,171

ClearBridge Small Cap Growth Class II	96,753	54,616	42,137	83,277	28,134	55,143

Columbia Limited Duration Credit Class 2	364,654	71,984	292,670	24,724	5,531	19,193

Columbia Small Cap Value Class 2	49,984	33,403	16,581	45,601	9,707	35,894

Core Plus Bond Class 1	1,109,823	1,123,337	(13,514)	1,061,606	965,007	96,599

Delaware Limited Term Diversified Income Service Class	77,863	11,298	66,565	14,056	5,541	8,515

Delaware Small Cap Value Service Class	19,404	32,807	(13,403)	24,139	34,516	(10,377)

Diversified Balanced Class 1	80,394	420,883	(340,489)	80,379	237,846	(157,467)

Diversified Balanced Class 2	2,424,260	8,260,341	(5,836,081)	2,846,726	10,554,591	(7,707,865)

Diversified Balanced Managed Volatility Class 2	1,064,647	1,699,330	(634,683)	1,097,638	1,947,231	(849,593)

Diversified Balanced Volatility Control Class 2	3,279,262	982,773	2,296,489	6,707,995	752,999	5,954,996

Diversified Growth Class 2	7,288,557	23,619,815	(16,331,258)	8,812,926	27,845,821	(19,032,895)

Diversified Growth Managed Volatility Class 2	1,623,057	2,568,202	(945,145)	1,131,518	3,329,166	(2,197,648)

Diversified Growth Volatility Control Class 2	16,482,474	2,949,395	13,533,079	29,097,937	2,287,791	26,810,146

Diversified Income Class 2	6,485,892	5,245,756	1,240,136	5,386,850	4,535,995	850,855

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Diversified International Class 1	216,449	691,041	(474,592)	373,209	697,146	(323,937)

DWS Alternative Asset Allocation Class B	436	178	258	352	168	184

DWS Equity 500 Index Class B2	14,065	17,407	(3,342)	34,030	8,618	25,412

DWS Small Mid Cap Value Class B	24,128	35,389	(11,261)	32,483	14,486	17,997

EQ Convertible Securities Class IB	12,092	86	12,006	—	—	—

EQ GAMCO Small Company Value Class IB	6,067	70	5,997	5,090	5	5,085

EQ Micro Cap Class IB	4,994	218	4,776	960	2	958

EQ SmartBeta Equity Class IB	24,233	3,531	20,702	5,785	38	5,747

EQ Socially Responsible Class IB	12,383	1,046	11,337	1,545	70	1,475

Equity Income Class 1	1,507,304	2,850,569	(1,343,265)	484,508	2,551,268	(2,066,760)

Equity Income Class 2	216,148	175,345	40,803	199,840	22,240	177,600

Fidelity VIP Contrafund Service Class	20,910	164,383	(143,473)	11,018	201,478	(190,460)

Fidelity VIP Contrafund Service Class 2	324,070	347,979	(23,909)	281,140	345,353	(64,213)

Fidelity VIP Equity-Income Service Class 2	92,250	188,406	(96,156)	51,344	192,009	(140,665)

Fidelity VIP Freedom 2020 Service Class 2	34,227	7,916	26,311	13,216	15	13,201

Fidelity VIP Freedom 2030 Service Class 2	73,848	8,941	64,907	31,550	4,239	27,311

Fidelity VIP Freedom 2040 Service Class 2	42,686	809	41,877	64,863	9	64,854

Fidelity VIP Freedom 2050 Service Class 2	42,304	24,416	17,888	16,019	6	16,013

Fidelity VIP Government Money Market Initial Class	5,356,590	4,066,148	1,290,442	2,252,047	3,101,091	(849,044)

Fidelity VIP Government Money Market Service Class 2	2,371,573	1,806,606	564,967	1,541,530	1,429,186	112,344

Fidelity VIP Growth Service Class	30,273	85,832	(55,559)	12,845	111,558	(98,713)

Fidelity VIP Growth Service Class 2	32,720	78,364	(45,644)	22,427	59,419	(36,992)

Fidelity VIP Mid Cap Service Class	—	1	(1)	—	—	—

Fidelity VIP Mid Cap Service Class 2	192,657	239,040	(46,383)	314,981	193,070	121,911

Fidelity VIP Overseas Service Class 2	134,283	215,137	(80,854)	78,454	296,873	(218,419)

Franklin Global Real Estate VIP Class 2	30,672	15,881	14,791	45,311	6,707	38,604

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Franklin Income VIP Class 4	99,680	33,482	66,198	107,500	1,040	106,460

Franklin Rising Dividends VIP Class 4	127,492	63,594	63,898	90,350	14,734	75,616

Franklin Small Cap Value VIP Class 2	19,674	45,956	(26,282)	14,954	34,489	(19,535)

Franklin U.S. Government Fund Class 2	235,238	38,848	196,390	31,811	53	31,758

Goldman Sachs VIT Mid Cap Value Institutional Shares	37,791	61,947	(24,156)	13,807	79,794	(65,987)

Goldman Sachs VIT Mid Cap Value Service Shares	41,093	21,025	20,068	53,117	2,835	50,282

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	36,152	27,416	8,736	1,848	114	1,734

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	21,681	43,494	(21,813)	12,160	55,515	(43,355)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	8,717	8,016	701	21,651	2,367	19,284

Government & High Quality Bond Class 1	1,765,882	1,751,446	14,436	942,270	1,389,153	(446,883)

Guggenheim Floating Rate Strategies Series F	35,915	63,575	(27,660)	72,418	110,098	(37,680)

Guggenheim Investments Global Managed Futures Strategy	11,864	11,454	410	2,685	4,600	(1,915)

Guggenheim Investments Long Short Equity	6,809	1,330	5,479	2,244	8,749	(6,505)

Guggenheim Investments Multi-Hedge Strategies	23,540	23,666	(126)	2,714	2,737	(23)

International Emerging Markets Class 1	129,396	310,234	(180,838)	325,485	311,986	13,499

Invesco American Franchise Series I	12,712	28,152	(15,440)	4,232	39,590	(35,358)

Invesco Balanced-Risk Allocation Series II	15,491	8,248	7,243	15,046	2,015	13,031

Invesco Core Equity Series I	20,749	90,658	(69,909)	9,511	127,626	(118,115)

Invesco Health Care Series I	21,114	45,132	(24,018)	11,623	59,732	(48,109)

Invesco Health Care Series II	154,351	34,929	119,422	103,394	16,628	86,766

Invesco International Growth Series I	42,865	118,633	(75,768)	31,547	136,646	(105,099)

Invesco International Growth Series II	57,055	14,395	42,660	62,184	7,385	54,799

Invesco Oppenheimer Discovery Mid Cap Growth Series I	103,822	25,953	77,869	—	—	—

Invesco Oppenheimer Main Street Small Cap Series II	1,960	5,289	(3,329)	2,433	5,517	(3,084)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Invesco Small Cap Equity Series I	21,459	70,094	(48,635)	20,587	36,087	(15,500)

Invesco Technology Series I	26,678	49,717	(23,039)	10,309	73,182	(62,873)

Invesco Value Opportunities Series I	36,598	50,230	(13,632)	20,278	43,542	(23,264)

Janus Henderson Enterprise Service Shares	7,959	60,173	(52,214)	18,550	69,274	(50,724)

Janus Henderson Flexible Bond Service Shares	694,460	360,464	333,996	124,808	22,381	102,427

Janus Henderson Global Technology and Innovation Service Shares	190,858	31,424	159,434	30,047	175	29,872

LargeCap Growth I Class 1	751,842	1,251,842	(500,000)	2,647,283	563,086	2,084,197

LargeCap S&P 500 Index Class 1	1,075,460	1,422,993	(347,533)	342,465	922,182	(579,717)

LargeCap S&P 500 Index Class 2	921,099	277,154	643,945	623,913	80,605	543,308

MFS International Intrinsic Value Service Class	184,901	142,329	42,572	140,876	102,545	38,331

MFS New Discovery Service Class	201,627	146,367	55,260	167,147	62,731	104,416

MFS Utilities Service Class	124,710	148,036	(23,326)	193,311	117,882	75,429

MFS Value Service Class	22,001	56,561	(34,560)	23,427	45,622	(22,195)

MidCap Class 1	136,753	561,853	(425,100)	118,165	571,198	(453,033)

MidCap Class 2	328,917	23,663	305,254	—	—	—

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	43,364	62,846	(19,482)	82,298	52,937	29,361

Neuberger Berman AMT Sustainable Equity Class I	6,351	40,537	(34,186)	143,376	54,631	88,745

Neuberger Berman AMT Sustainable Equity Class S	2,557	155	2,402	1,437	199	1,238

PIMCO All Asset Administrative Class	8,983	34,959	(25,976)	10,173	47,312	(37,139)

PIMCO All Asset Advisor Class	8,637	4,492	4,145	231	97	134

PIMCO Commodity Real Return Strategy Class M	2,877	624	2,253	817	507	310

PIMCO High Yield Administrative Class	354,351	329,744	24,607	253,134	220,105	33,029

PIMCO Low Duration Advisor Class	264,649	90,726	173,923	121,551	77,323	44,228

PIMCO Total Return Administrative Class	1,107,414	717,654	389,760	388,149	357,443	30,706

Principal Capital Appreciation Class 1	161,900	864,458	(702,558)	108,630	1,123,455	(1,014,825)

Principal Capital Appreciation Class 2	225,349	90,247	135,102	222,630	26,922	195,708

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Principal LifeTime 2010 Class 1	16,907	138,377	(121,470)	13,713	175,165	(161,452)

Principal LifeTime 2020 Class 1	123,415	655,758	(532,343)	223,220	830,746	(607,526)

Principal LifeTime 2030 Class 1	67,807	287,044	(219,237)	292,153	553,559	(261,406)

Principal LifeTime 2040 Class 1	31,006	85,507	(54,501)	129,564	100,258	29,306

Principal LifeTime 2050 Class 1	15,346	90,689	(75,343)	133,582	84,085	49,497

Principal LifeTime Strategic Income Class 1	112,296	201,006	(88,710)	48,541	173,995	(125,454)

Real Estate Securities Class 1	102,183	254,966	(152,783)	84,135	244,287	(160,152)

Real Estate Securities Class 2	228,066	145,411	82,655	196,874	50,839	146,035

Rydex Basic Materials	7,764	28,017	(20,253)	2,958	1,210	1,748

Rydex Commodities Strategy	37,023	9,989	27,034	8,968	6,863	2,105

Rydex NASDAQ 100	338,277	62,921	275,356	61,904	13,671	48,233

SAM Balanced Portfolio Class 1	630,103	3,427,410	(2,797,307)	509,119	5,064,445	(4,555,326)

SAM Balanced Portfolio Class 2	554,965	345,326	209,639	792,463	139,595	652,868

SAM Conservative Balanced Portfolio Class 1	242,722	869,245	(626,523)	189,212	1,109,284	(920,072)

SAM Conservative Balanced Portfolio Class 2	405,911	125,051	280,860	276,384	86,165	190,219

SAM Conservative Growth Portfolio Class 1	222,731	809,490	(586,759)	231,621	1,068,309	(836,688)

SAM Conservative Growth Portfolio Class 2	325,731	151,974	173,757	590,332	327,537	262,795

SAM Flexible Income Portfolio Class 1	643,836	1,606,003	(962,167)	671,979	1,892,646	(1,220,667)

SAM Flexible Income Portfolio Class 2	615,017	198,793	416,224	468,956	208,984	259,972

SAM Strategic Growth Portfolio Class 1	166,203	581,377	(415,174)	120,016	653,275	(533,259)

SAM Strategic Growth Portfolio Class 2	374,410	130,653	243,757	263,801	63,719	200,082

Short-Term Income Class 1	1,706,881	1,568,508	138,373	1,259,346	1,685,971	(426,625)

SmallCap Class 1	390,055	827,161	(437,106)	158,432	678,861	(520,429)

SmallCap Class 2	115,537	56,905	58,632	96,694	20,065	76,629

T. Rowe Price Blue Chip Growth Portfolio II	560,815	236,087	324,728	254,469	167,817	86,652

T. Rowe Price Health Sciences Portfolio II	32,323	92,696	(60,373)	35,246	117,903	(82,657)

Templeton Global Bond VIP Class 4	78,828	274,968	(196,140)	95,000	34,210	60,790

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Templeton Growth VIP Class 2	6,332	9,353	(3,021)	834	8,283	(7,449)

The Merger Fund	9,633	3,219	6,414	15,125	4,625	10,500

TOPS Aggressive Growth ETF Portfolio Investor Class	34,889	8,443	26,446	56,472	161	56,311

TOPS Balanced ETF Portfolio Investor Class	31,696	35,740	(4,044)	92,165	45	92,120

TOPS Conservative ETF Portfolio Investor Class	3,553	49	3,504	29,303	1,328	27,975

TOPS Growth ETF Portfolio Investor Class	13,728	52,597	(38,869)	146,243	52,311	93,932

TOPS Moderate Growth ETF Portfolio Investor Class	5,615	199	5,416	35,161	14,346	20,815

VanEck Global Hard Assets Class S	83,617	122,397	(38,780)	85,122	123,843	(38,721)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2020, 2019, 2018, 2017 and 2016 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein Small Cap Growth Class A:
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40%	to	2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40%	to	2.00%	4.98%	to	4.35%

AllianceBernstein Small/Mid Cap Value Class A:
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30%	to	2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30%	to	2.00%	23.43%	to	22.62%

Alps/Red Global Opportunity Portfolio Class III:
2020 (12)	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00%	to	1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15%	to	1.40%	6.79%	to	6.47%

American Century VP Capital Appreciation Class I:
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.40	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40%	to	2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40%	to	2.00%	1.84%	to	1.21%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Income & Growth Class I:
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$16.58	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85%	to	1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85%	to	1.90%	12.53%	to	11.38%

American Century VP Inflation Protection Class II:
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00%	to	2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15%	to	2.00%	3.24%	to	2.29%

American Century VP Mid Cap Value Class II:
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30%	to	2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30%	to	2.00%	21.12%	to	20.28%

American Century VP Ultra Class I:
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30%	to	1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30%	to	1.90%	3.10%	to	2.45%

American Century VP Ultra Class II:
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40%	to	2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40%	to	2.00%	2.90%	to	2.28%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Value Class II:
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	(1.08)%	to	—%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%	to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00%	to	1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15%	to	1.90%	18.90%	to	18.00%

American Funds Insurance Series Asset Allocation Fund Class 2:
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30%	to	2.00%	(5.81)%	to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30%	to	2.00%	14.74%	to	13.85%
2016 (5)	83	$10.65	to	$10.61	$878	4.92%	1.30%	to	2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%	to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00%	to	1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15%	to	1.40%	7.93%	to	7.64%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30%	to	2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30%	to	2.00%	15.46%	to	14.72%
2016 (5)	152	$11.19	to	$11.14	$1,696	5.19%	1.30%	to	2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75%	to	1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00%	to	1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15%	to	1.40%	17.06%	to	16.92%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%	to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30%	to	2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30%	to	2.00%	0.79%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%	to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00%	to	1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15%	to	1.40%	0.62%	to	0.51%

American Funds Insurance Series High-Income Bond Class 2:
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30%	to	1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30%	to	1.90%	16.12%	to	15.49%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00%	to	1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15%	to	1.40%	6.09%	to	5.80%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00%	to	1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15%	to	1.40%	1.33%	to	1.03%

American Funds Insurance Series Managed Risk International Fund Class P2:
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.30	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00%	to	1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15%	to	1.40%	(4.13)%	to	(4.37)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series New World Fund Class 2:
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30%	to	2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30%	to	2.00%	3.91%	to	3.26%

American Funds Insurance Series New World Fund Class 4:
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75%	to	1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.30	$703	1.02%	1.00%	to	1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15%	to	1.40%	3.84%	to	3.62%

BlackRock 60/40 Target Allocation Class III:
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.90	$553	1.02%	0.75%	to	2.00%	(4.70)%	to	(7.04)%
2017	25	$11.00	to	$10.65	$266	2.33%	1.00%	to	2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15%	to	2.00%	4.92%	to	4.07%

BlackRock Advantage U.S. Total Market Class III:
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.30	$814	2.49%	0.75%	to	1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	—%	1.00%	to	1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15%	to	1.40%	22.00%	to	21.69%

BlackRock Global Allocation Class III:
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75%	to	2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00%	to	2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15%	to	2.00%	2.69%	to	1.84%

BNY Mellon IP MidCap Stock Service Shares:
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	14	$11.23	to	$11.93	$162	0.69%	1.00%	to	1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15%	to	1.40%	13.92%	to	13.61%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

BNY Mellon IP Technology Growth Service Shares:
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%	to	(3.22)%
2017	305	$34.03	to	$31.40	$10,254	—%	1.40%	to	2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40%	to	2.00%	2.93%	to	2.32%

Calvert EAFE International Index Class F:
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%	to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00%	to	1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15%	to	1.40%	(0.89)%	to	(1.12)%

Calvert Investment Grade Bond Portfolio Class F:
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%
2018 (8)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%	to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%	to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00%	to	1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15%	to	1.40%	19.29%	to	18.94%

Calvert S&P MidCap 400 Index Class F:
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%	to	(12.80)%
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00%	to	1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15%	to	1.40%	18.53%	to	18.28%

ClearBridge Small Cap Growth Class II:
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%
2018	102	$9.57	to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%	to	1.74%
2017	31	$11.93	to	$12.04	$373	—%	1.00%	to	1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15%	to	1.40%	4.32%	to	4.01%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Columbia Limited Duration Credit Class 2:
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%
2018	19	$10.04	to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%	to	(2.04)%
2017	21	$10.03	to	$9.81	$208	2.04%	1.00%	to	2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15%	to	2.00%	4.07%	to	3.26%

Columbia Small Cap Value Class 2:
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%
2018	59	$8.37	to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%	to	(19.30)%
2017	38	$11.53	to	$13.37	$480	0.33%	1.00%	to	1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15%	to	1.40%	31.21%	to	30.91%

Core Plus Bond Class 1:
2020	5,323	$3.36	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	8.70%	to	9.09%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%	to	(3.41)%
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42%	to	2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43%	to	2.00%	3.65%	to	2.02%

Delaware Limited Term Diversified Income Service Class:
2020	113	$10.80	to	$10.06	$1,198	1.42%	0.75%	to	2.00%	3.35%	to	2.03%
2019	47	$10.45	to	$9.86	$476	2.36%	0.75%	to	2.00%	3.98%	to	2.71%
2018	38	$10.05	to	$9.60	$374	2.34%	0.75%	to	2.00%	0.50%	to	(1.94)%
2017	30	$10.03	to	$9.79	$302	1.90%	1.00%	to	2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15%	to	2.00%	0.51%	to	(0.20)%

Delaware Small Cap Value Service Class:
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30%	to	2.00%	(18.01)%	to	(18.66)%
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30%	to	2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30%	to	2.00%	29.44%	to	28.51%

Diversified Balanced Class 1:
2020	1,771	$13.13	to	$13.57	$23,344	2.30%	0.45%	to	1.90%	11.46%	to	12.48%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59%	to	1.90%	(3.55)%	to	(4.95)%
2017 (7)	2,579	$10.60	to	$10.50	$27,197	2.43%	0.53%	to	1.90%	—%	to	5.00%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Balanced Class 2:
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40%	to	2.00%	(4.72)%	to	(5.34)%
2017	69,727	$10.72	to	$15.54	$1,131,092	—%	1.40%	to	2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40%	to	2.00%	5.40%	to	4.79%

Diversified Balanced Managed Volatility Class 2:
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75%	to	2.00%	(2.50)%	to	(5.12)%
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00%	to	2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15%	to	2.00%	5.17%	to	4.26%

Diversified Balanced Volatility Control Class 2:
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%
2018	6,572			$10.19	$66,956	0.77%			1.40%			(5.03)%
2017 (6)	3,405			$10.73	$36,539	—%			1.40%			7.09%

Diversified Growth Class 2:
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40%	to	2.00%	(5.88)%	to	(6.40)%
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40%	to	2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40%	to	2.00%	6.66%	to	6.00%

Diversified Growth Managed Volatility Class 2:
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%	to	(5.99)%
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00%	to	2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15%	to	2.00%	6.38%	to	5.38%

Diversified Growth Volatility Control Class 2:
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%
2018	37,493			$10.27	$384,857	0.75%			1.40%			(5.87)%
2017 (6)	15,735			$10.91	$171,699	—%			1.40%			8.77%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Income Class 2:
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%	to	(4.37)%
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40%	to	2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40%	to	2.00%	4.03%	to	3.42%

Diversified International Class 1:
2020	3,407	$4.47	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.29%	to	15.68%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%	to	(19.17)%
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43%	to	2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41%	to	2.00%	(0.06)%	to	(1.60)%

DWS Alternative Asset Allocation Class B:
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%
2018	4	$9.44	to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%	to	(10.62)%
2017	4	$10.41	to	$9.89	$40	2.10%	1.00%	to	1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15%	to	1.40%	3.74%	to	3.54%

DWS Equity 500 Index Class B2:
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%
2018	149	$9.51	to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%	to	(6.31)%
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00%	to	1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15%	to	1.40%	9.89%	to	9.63%

DWS Small Mid Cap Value Class B:
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%
2018	100	$8.52	to	$11.32	$1,084	0.99%	0.75%	to	2.00%	(15.22)%	to	(17.97)%
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00%	to	2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15%	to	2.00%	15.18%	to	14.11%

EQ Convertible Securities Class IB:
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (9)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

EQ GAMCO Small Company Value Class IB:
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (9)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

EQ Micro Cap Class IB:
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (9)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ SmartBeta Equity Class IB:
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (9)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Socially Responsible Class IB:
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (9)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Class 1:
2020	10,278	$3.37	to	$94.87	$215,748	2.02%	0.48%	to	2.00%	4.85%	to	5.99%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%
2018	13,701	$69.72	to	$16.82	$215,812	1.73%	0.09%	to	2.00%	—%	to	(6.92)%
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44%	to	2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39%	to	2.00%	15.24%	to	13.41%

Equity Income Class 2:
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00%	to	1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15%	to	1.40%	14.14%	to	13.87%

Fidelity VIP Contrafund Service Class:
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30%	to	1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30%	to	1.90%	6.52%	to	5.89%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Contrafund Service Class 2:
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00%	to	2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15%	to	2.00%	6.54%	to	5.58%

Fidelity VIP Equity-Income Service Class 2:
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30%	to	2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30%	to	2.00%	16.15%	to	15.37%

Fidelity VIP Freedom 2020 Service Class 2:
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (9)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Service Class 2:
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (9)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity VIP Freedom 2040 Service Class 2:
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (9)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Fidelity VIP Freedom 2050 Service Class 2:
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (9)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Fidelity VIP Government Money Market Initial Class:
2020	9,086	$0.98	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(1.17)%	to	(0.10)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—%
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%	to	(0.31)%
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42%	to	2.00%	0.21%	to	(1.32)%
2016 (4)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59%	to	2.19%	—%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Government Money Market Service Class 2:
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%	to	(0.10)%
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00%	to	1.40%	(0.40)%	to	(0.60)%
2016 (4)	391	$9.90	to	$9.88	$3,865	0.02%	1.15%	to	1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%	to	(2.16)%
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30%	to	1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30%	to	1.90%	(0.65)%	to	(1.13)%

Fidelity VIP Growth Service Class 2:
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%	to	(2.43)%
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40%	to	2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40%	to	2.00%	(0.86)%	to	(1.43)%

Fidelity VIP Mid Cap Service Class:
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%
2017	49			$13.81	$674	0.62%			0.95%			19.57%
2016	49			$11.55	$563	0.53%			0.95%			11.06%

Fidelity VIP Mid Cap Service Class 2:
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00%	to	2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15%	to	2.00%	10.63%	to	9.70%

Fidelity VIP Overseas Service Class 2:
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00%	to	2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15%	to	2.00%	(6.33)%	to	(7.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin Global Real Estate VIP Class 2:
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00%	to	2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15%	to	2.00%	(0.67)%	to	(1.47)%

Franklin Income VIP Class 4:
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (8)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Class 4:
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00%	to	1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15%	to	1.40%	14.63%	to	14.27%

Franklin Small Cap Value VIP Class 2:
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30%	to	2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30%	to	2.00%	28.46%	to	27.59%

Franklin U.S. Government Fund Class 2:
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (9)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30%	to	2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30%	to	2.00%	12.07%	to	11.28%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Goldman Sachs VIT Mid Cap Value Service Shares:
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00%	to	1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15%	to	1.40%	11.89%	to	11.71%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00%	to	1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15%	to	1.40%	(0.86)%	to	(1.18)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30%	to	2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30%	to	2.00%	21.57%	to	20.80%

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%
2018	33	$8.84	to	$12.20	$337	0.28%	0.75%	to	1.40%	(11.95)%	to	(10.10)%
2017	15	$11.29	to	$13.57	$187	0.41%	1.00%	to	1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15%	to	1.40%	21.58%	to	21.37%

Government & High Quality Bond Class 1:
2020	7,184	$2.95	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	1.33%	to	2.44%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%
2018	7,616	$2.98	to	$11.35	$83,790	3.77%	0.39%	to	2.00%	0.49%	to	(1.05)%
2017	9,071	$2.88	to	$11.47	$98,248	3.94%	0.42%	to	2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51%	to	2.00%	1.37%	to	(0.17)%

Guggenheim Floating Rate Strategies Series F:
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75%	to	2.00%	(2.50)%	to	(2.78)%
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00%	to	2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15%	to	2.00%	7.27%	to	6.40%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Guggenheim Investments Global Managed Futures Strategy:
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%
2018	21	$9.09	to	$7.63	$182	—%	0.75%	to	2.00%	(8.83)%	to	(10.86)%
2017	13	$10.60	to	$8.56	$118	1.54%	1.00%	to	2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15%	to	2.00%	(15.68)%	to	(16.53)%

Guggenheim Investments Long Short Equity:
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%
2018	21	$9.19	to	$9.33	$203	—%	0.75%	to	2.00%	(7.64)%	to	(14.64)%
2017	12	$11.54	to	$10.93	$141	0.36%	1.00%	to	2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15%	to	2.00%	(0.57)%	to	(1.32)%

Guggenheim Investments Multi-Hedge Strategies:
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%
2018	57	$9.75	to	$9.18	$539	—%	0.75%	to	2.00%	(2.11)%	to	(6.99)%
2017	53	$10.29	to	$9.87	$537	—%	1.00%	to	2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15%	to	2.00%	(1.65)%	to	(2.51)%

International Emerging Markets Class 1:
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.31%	to	18.73%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%	to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42%	to	2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40%	to	2.00%	8.94%	to	7.22%

Invesco American Franchise Series I:
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%	to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30%	to	1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30%	to	1.90%	0.94%	to	0.34%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Balanced-Risk Allocation Series II:
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%	to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00%	to	1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15%	to	1.40%	10.18%	to	9.89%

Invesco Core Equity Series I:
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%	to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30%	to	1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30%	to	1.90%	8.84%	to	8.17%

Invesco Health Care Series I:
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30%	to	2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30%	to	2.00%	(12.61)%	to	(2.70)%

Invesco Health Care Series II:
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00%	to	1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15%	to	1.40%	(12.74)%	to	(12.88)%

Invesco International Growth Series I:
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40%	to	2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40%	to	2.00%	(1.87)%	to	(2.45)%

Invesco International Growth Series II:
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.60	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00%	to	1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15%	to	1.40%	(1.84)%	to	(2.06)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Oppenheimer Discovery Mid Cap Growth Series I:
2020 (10)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco Oppenheimer Main Street Small Cap Series II:
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30%	to	1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30%	to	1.90%	16.21%	to	15.43%

Invesco Small Cap Equity Series I:
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%	1.30%	to	2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%	1.30%	to	2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30%	to	2.00%	10.62%	to	9.85%

Invesco Technology Series I:
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%	1.30%	to	1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%	1.30%	to	1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30%	to	1.90%	(2.07)%	to	(2.60)%

Invesco Value Opportunities Series I:
2020	167	$19.11	to	$17.32	$3,191	0.41%	1.40%	to	2.00%	3.97%	to	3.34%
2019	181	$18.38	to	$16.76	$3,318	0.24%	1.40%	to	2.00%	28.80%	to	28.04%
2018	204	$14.27	to	$13.09	$2,905	0.31%	1.40%	to	2.00%	(20.28)%	to	(20.76)%
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40%	to	2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40%	to	2.00%	16.68%	to	15.91%

Janus Henderson Enterprise Service Shares:
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30%	to	1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%	1.30%	to	1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30%	to	1.90%	10.69%	to	9.97%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Janus Henderson Flexible Bond Service Shares:
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75%	to	2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%	1.00%	to	2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15%	to	2.00%	1.01%	to	(1.40)%

Janus Henderson Global Technology and Innovation Service Shares:
2020 (13)	189	$17.44	to	$17.27	$3,300	0.03%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (9)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth I Class 1:
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.14%	to	35.63%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%	to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42%	to	2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41%	to	2.00%	0.84%	to	(0.73)%

LargeCap S&P 500 Index Class 1:
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.10%	to	17.58%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%	to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42%	to	2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39%	to	2.00%	11.12%	to	9.36%

LargeCap S&P 500 Index Class 2:
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%	to	(6.25)%
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00%	to	1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15%	to	1.40%	10.04%	to	9.75%

MFS International Intrinsic Value Service Class:
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%	to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00%	to	2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15%	to	2.00%	2.61%	to	1.69%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

MFS New Discovery Service Class:
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%	to	(3.62)%
2017	110	$12.00	to	$13.54	$1,497	—%	1.00%	to	2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15%	to	2.00%	7.54%	to	6.73%

MFS Utilities Service Class:
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%	to	(1.21)%
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00%	to	2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15%	to	2.00%	9.93%	to	9.04%

MFS Value Service Class:
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40%	to	2.00%	(11.60)%	to	(12.13)%
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40%	to	2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40%	to	2.00%	12.20%	to	11.52%

MidCap Class 1:
2020	2,483	$19.41	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.34%	to	17.84%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%	to	(8.41)%
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43%	to	2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40%	to	2.00%	9.91%	to	8.17%

MidCap Class 2:
2020 (11)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%
2018	223	$9.14	to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%	to	(8.45)%
2017	215	$11.77	to	$11.95	$2,599	—%	1.00%	to	2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15%	to	2.00%	2.94%	to	2.09%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Neuberger Berman AMT Sustainable Equity Class I:
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%
2018	132	$24.40	to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%	to	(7.60)%
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40%	to	2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40%	to	2.00%	8.34%	to	7.69%

Neuberger Berman AMT Sustainable Equity Class S:
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (8)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Administrative Class:
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40%	to	2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40%	to	2.00%	11.31%	to	10.73%

PIMCO All Asset Advisor Class:
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00%	to	1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15%	to	1.40%	11.52%	to	11.31%

PIMCO Commodity Real Return Strategy Class M:
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00%	to	1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15%	to	1.40%	13.26%	to	13.16%

PIMCO High Yield Administrative Class:
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00%	to	2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15%	to	2.00%	11.13%	to	10.25%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Low Duration Advisor Class:
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00%	to	2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15%	to	2.00%	0.10%	to	(0.71)%

PIMCO Total Return Administrative Class:
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00%	to	2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15%	to	2.00%	1.49%	to	0.67%

Principal Capital Appreciation Class 1:
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95%	to	2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95%	to	2.00%	8.09%	to	6.96%

Principal Capital Appreciation Class 2:
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00%	to	1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15%	to	1.40%	7.60%	to	7.34%

Principal LifeTime 2010 Class 1:
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95%	to	2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95%	to	2.00%	4.23%	to	3.16%

Principal LifeTime 2020 Class 1:
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95%	to	2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95%	to	2.00%	4.74%	to	3.72%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime 2030 Class 1:
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95%	to	2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95%	to	2.00%	4.85%	to	3.76%

Principal LifeTime 2040 Class 1:
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95%	to	2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95%	to	2.00%	4.46%	to	3.36%

Principal LifeTime 2050 Class 1:
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95%	to	2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95%	to	2.00%	4.59%	to	3.46%

Principal LifeTime Strategic Income Class 1:
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95%	to	2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95%	to	2.00%	3.76%	to	2.74%

Real Estate Securities Class 1:
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(4.34)%	to	(3.83)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%	to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41%	to	2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42%	to	2.00%	5.40%	to	3.76%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Real Estate Securities Class 2:
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%	to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00%	to	1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15%	to	1.40%	4.27%	to	4.11%

Rydex Basic Materials:
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%	to	(18.57)%
2017	37	$11.36	to	$11.90	$440	0.69%	1.00%	to	1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15%	to	1.40%	29.44%	to	29.09%

Rydex Commodities Strategy:
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%	to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00%	to	2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15%	to	2.00%	9.29%	to	8.28%

Rydex NASDAQ 100:
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%	to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00%	to	1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15%	to	1.40%	4.82%	to	4.47%

SAM Balanced Portfolio Class 1:
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.23%	to	10.81%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75%	to	2.00%	(5.44)%	to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41%	to	2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42%	to	2.00%	6.38%	to	4.69%

SAM Balanced Portfolio Class 2:
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75%	to	1.40%	(5.11)%	to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.05%	1.00%	to	1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15%	to	1.40%	5.40%	to	5.11%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Balanced Portfolio Class 1:
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95%	to	2.00%	(4.37)%	to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95%	to	2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95%	to	2.00%	5.36%	to	4.27%

SAM Conservative Balanced Portfolio Class 2:
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75%	to	1.40%	(3.50)%	to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00%	to	1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15%	to	1.40%	4.88%	to	4.59%

SAM Conservative Growth Portfolio Class 1:
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95%	to	2.00%	(7.49)%	to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95%	to	2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95%	to	2.00%	5.94%	to	4.88%

SAM Conservative Growth Portfolio Class 2:
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00%	to	1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15%	to	1.40%	5.61%	to	5.32%

SAM Flexible Income Portfolio Class 1:
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95%	to	2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95%	to	2.00%	6.00%	to	4.88%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Flexible Income Portfolio Class 2:
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00%	to	1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15%	to	1.40%	5.53%	to	5.24%

SAM Strategic Growth Portfolio Class 1:
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95%	to	2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95%	to	2.00%	5.10%	to	4.03%

SAM Strategic Growth Portfolio Class 2:
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00%	to	1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15%	to	1.40%	4.70%	to	4.41%

Short-Term Income Class 1:
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85%	to	2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85%	to	2.00%	1.26%	to	0.09%

SmallCap Class 1:
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.15%	to	21.69%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%	to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41%	to	2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37%	to	2.00%	16.90%	to	15.09%

SmallCap Class 2:
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%	to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00%	to	1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15%	to	1.40%	15.75%	to	15.57%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

T. Rowe Price Blue Chip Growth Portfolio II:
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%	to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40%	to	2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40%	to	2.00%	(0.88)%	to	(1.47)%

T. Rowe Price Health Sciences Portfolio II:
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%	to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40%	to	2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40%	to	2.00%	(11.95)%	to	(12.49)%

Templeton Global Bond VIP Class 4:
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%	to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00%	to	2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15%	to	2.00%	1.63%	to	0.86%

Templeton Growth VIP Class 2:
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%
2018	35			$21.14	$737	2.00%			0.85%			(15.54)%
2017	36			$25.03	$891	1.61%			0.85%			17.46%
2016	40			$21.31	$854	2.01%			0.85%			8.72%

The Merger Fund:
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00%	to	1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15%	to	1.40%	1.24%	to	0.93%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (8)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

TOPS Balanced ETF Portfolio Investor Class:
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (8)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (8)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (8)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (8)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

VanEck Global Hard Assets Class S:
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00%	to	2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15%	to	2.00%	41.60%	to	40.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(5)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(6)	Commenced operations April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(7)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(8)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(9)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(10)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(11)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(12)	Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(13)	Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 1, 2021, and determined no items required recognition or disclosure.